Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	CANON INC
Entity Central Index Key	0000016988
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,228,467,489

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents (Note 1)	¥ 840,579	¥ 795,034
Short-term investments (Note 2)	96,815	19,089
Trade receivables, net (Note 3)	557,504	556,572
Inventories (Note 4)	384,777	373,241
Prepaid expenses and other current assets (Notes 6, 12 and 18)	250,754	273,843
Total current assets	2,130,429	2,017,779
Noncurrent receivables (Note 19)	16,771	14,936
Investments (Note 2)	81,529	114,066
Property, plant and equipment, net (Notes 5 and 6)	1,201,968	1,269,785
Intangible assets, net (Note 8)	153,021	117,396
Other assets (Notes 6, 8, 11 and 12)	400,102	313,595
Total assets	3,983,820	3,847,557
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	7,200	4,869
Trade payables (Note 10)	383,251	339,113
Accrued income taxes (Note 12)	72,482	50,105
Accrued expenses (Notes 11 and 19)	299,710	274,300
Other current liabilities (Notes 5, 12 and 18)	134,298	115,303
Total current liabilities	896,941	783,690
Long-term debt, excluding current installments (Note 9)	4,131	4,912
Accrued pension and severance cost (Note 11)	197,609	115,904
Other noncurrent liabilities (Note 12)	75,502	63,651
Total liabilities	1,174,183	968,157
Commitments and contingent liabilities (Note 19)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2010 and in 2009 (Note 13)	174,762	174,762
Additional paid-in capital (Note 13)	400,425	404,293
Legal reserve (Note 14)	57,930	54,687
Retained earnings (Note 14)	2,965,237	2,871,437
Accumulated other comprehensive income (loss) (Note 15)	(390,459)	(260,818)
Treasury stock, at cost; 105,295,975 shares in 2010 and 99,288,001 shares in 2009	(562,113)	(556,252)
Total Canon Inc. stockholders' equity	2,645,782	2,688,109
Noncontrolling interests	163,855	191,291
Total equity	2,809,637	2,879,400
Total liabilities and equity	¥ 3,983,820	¥ 3,847,557

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010	Dec. 31, 2009
Equity:
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	105,295,975	99,288,001

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statements of Income [Abstract]
Net sales	¥ 3,706,901	¥ 3,209,201	¥ 4,094,161
Cost of sales (Notes 5, 8, 11 and 19)	1,923,813	1,781,808	2,156,153
Gross profit	1,783,088	1,427,393	1,938,008
Operating expenses (Notes 1, 5, 8, 11, 16 and 19):
Selling, general and administrative expenses	1,079,719	905,738	1,067,909
Research and development expenses	315,817	304,600	374,025
Total operating expenses	1,395,536	1,210,338	1,441,934
Operating profit	387,552	217,055	496,074
Other income (deductions):
Interest and dividend income	6,022	5,202	19,442
Interest expense	(1,931)	(336)	(837)
Other, net (Notes 1, 2, 18 and 21)	1,220	(2,566)	(33,532)
Total Nonoperating Income Expense	5,311	2,300	(14,927)
Income before income taxes	392,863	219,355	481,147
Income taxes (Note 12)	140,160	84,122	160,788
Consolidated net income	252,703	135,233	320,359
Less: Net income attributable to noncontrolling interests	6,100	3,586	11,211
Net income attributable to Canon Inc.	¥ 246,603	¥ 131,647	¥ 309,148
Net income attributable to Canon Inc. stockholders per share (Note 17):
Basic	¥ 199.71	¥ 106.64	¥ 246.21
Diluted	¥ 199.7	¥ 106.64	¥ 246.2
Cash dividends per share	¥ 120	¥ 110	¥ 110

Consolidated Statements of Equity (JPY ¥) In Millions	Total Canon Inc. Stockholders' equity	Common stock	Additional paid-in capital	Legal reserves	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2007	¥ 2,922,336	¥ 174,698	¥ 402,991	¥ 46,017	¥ 2,720,146	¥ 34,670	¥ (456,186)	¥ 222,870	¥ 3,145,206
Conversion of convertible debt	127	64	63						127
Equity transaction with noncontrolling interests and other	761		761					(26,218)	(25,457)
Dividends paid to Canon Inc. stockholders	(145,024)				(145,024)				(145,024)
Dividends paid to noncontrolling interests								(5,123)	(5,123)
Transfer to legal reserve				7,689	(7,689)
Comprehensive income (loss):
Net Income	309,148				309,148			11,211	320,359
Other comprehensive income (loss), net of tax (Note 15):
Foreign currency translation adjustments	(258,764)					(258,764)		(1,911)	(260,675)
Net unrealized gains and losses on securities	(5,152)					(5,152)		(690)	(5,842)
Net gains and losses on derivative instruments	2,342					2,342			2,342
Pension liability adjustments	(65,916)					(65,916)		(8,949)	(74,865)
Total comprehensive income (loss)	(18,342)							(339)	(18,681)
Repurchase of treasury stock, net	(100,066)		(25)		(5)		(100,036)		(100,066)
Ending Balance at Dec. 31, 2008	2,659,792	174,762	403,790	53,706	2,876,576	(292,820)	(556,222)	191,190	2,850,982
Equity transaction with noncontrolling interests and other	503		503					(1,376)	(873)
Dividends paid to Canon Inc. stockholders	(135,793)				(135,793)				(135,793)
Dividends paid to noncontrolling interests								(3,326)	(3,326)
Transfer to legal reserve				981	(981)
Comprehensive income (loss):
Net Income	131,647				131,647			3,586	135,233
Other comprehensive income (loss), net of tax (Note 15):
Foreign currency translation adjustments	33,340					33,340		30	33,370
Net unrealized gains and losses on securities	2,150					2,150		67	2,217
Net gains and losses on derivative instruments	(1,422)					(1,422)		(1)	(1,423)
Pension liability adjustments	(2,066)					(2,066)		1,121	(945)
Total comprehensive income (loss)	163,649							4,803	168,452
Repurchase of treasury stock, net	(42)				(12)		(30)		(42)
Ending Balance at Dec. 31, 2009	2,688,109	174,762	404,293	54,687	2,871,437	(260,818)	(556,252)	191,291	2,879,400
Acquisition of subsidiaries								19,168	19,168
Equity transaction with noncontrolling interests and other	37,330		(3,787)		(13,453)	(680)	55,250	(43,214)	(5,884)
Dividends paid to Canon Inc. stockholders	(136,103)				(136,103)				(136,103)
Dividends paid to noncontrolling interests								(2,827)	(2,827)
Transfer to legal reserve				3,243	(3,243)
Comprehensive income (loss):
Net Income	246,603				246,603			6,100	252,703
Other comprehensive income (loss), net of tax (Note 15):
Foreign currency translation adjustments	(122,667)					(122,667)		(4,251)	(126,918)
Net unrealized gains and losses on securities	(222)					(222)		76	(146)
Net gains and losses on derivative instruments	833					833		(66)	767
Pension liability adjustments	(6,905)					(6,905)		(2,422)	(9,327)
Total comprehensive income (loss)	117,642							(563)	117,079
Repurchase of treasury stock, net	(61,196)		(81)		(4)		(61,111)		(61,196)
Ending Balance at Dec. 31, 2010	¥ 2,645,782	¥ 174,762	¥ 400,425	¥ 57,930	¥ 2,965,237	¥ (390,459)	¥ (562,113)	¥ 163,855	¥ 2,809,637

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Consolidated net income	¥ 252,703	¥ 135,233	¥ 320,359
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	276,193	315,393	341,337
Loss on disposal of property, plant and equipment	21,120	8,215	11,811
Impairment loss of fixed assets (Note 5)	1,288	15,466	13,503
Impairment loss of investments	23,330	2,398	10,568
Equity in (earnings) losses of affiliated companies	(10,471)	12,649	20,047
Deferred income taxes	29,381	20,712	(32,497)
(Increase) decrease in trade receivables	(6,671)	48,244	83,521
(Increase) decrease in inventories	(17,532)	143,580	49,547
Increase (decrease) in trade payables	115,726	(76,843)	(36,719)
Increase (decrease) in accrued income taxes	25,228	(21,023)	(77,340)
Increase (decrease) in accrued expenses	77	(9,827)	(30,694)
Increase (decrease) in accrued (prepaid) pension and severance cost	4,147	4,765	(12,128)
Other, net	29,894	12,273	(44,631)
Net cash provided by operating activities	744,413	611,235	616,684
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(199,152)	(327,983)	(428,168)
Proceeds from sale of fixed assets (Note 5)	3,303	8,893	7,453
Purchases of available-for-sale securities	(10,891)	(3,253)	(7,307)
Proceeds from sale and maturity of available-for-sale securities	3,910	2,460	4,320
Proceeds from maturity of held-to-maturity securities			10,000
(Increase) decrease in time deposits, net	(80,904)	(11,345)	2,892
Acquisitions of subsidiaries, net of cash acquired	(55,686)	(2,979)	(5,999)
Purchases of other investments	(1,955)	(37,981)	(45,473)
Other, net	(758)	1,944	(10,198)
Net cash used in investing activities	(342,133)	(370,244)	(472,480)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	5,902	3,361	6,841
Repayments of long-term debt	(5,739)	(6,282)	(15,397)
Decrease in short-term loans, net	(74,933)	(280)	(2,643)
Dividends paid	(136,103)	(135,793)	(145,024)
Repurchases of treasury stock, net	(61,196)	(42)	(100,066)
Other, net	(7,828)	(3,343)	(21,276)
Net cash used in financing activities	(279,897)	(142,379)	(277,565)
Effect of exchange rate changes on cash and cash equivalents	(76,838)	17,226	(131,906)
Net change in cash and cash equivalents	45,545	115,838	(265,267)
Cash and cash equivalents at beginning of year	795,034	679,196	944,463
Cash and cash equivalents at end of year	840,579	795,034	679,196
Supplemental disclosure for cash flow information (Note 22):
Interest	1,924	384	901
Income taxes	¥ 80,212	¥ 82,906	¥ 263,392

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Basis of Presentation and Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies
(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, consumer products and industry and other products. Office products consist mainly of network digital multifunction devices (“MFDs”), copying machines, laser printers, large format inkjet printers and digital production printers. Consumer products consist mainly of digital single-lens reflex (“SLR”) cameras, compact digital cameras, interchangeable lenses, digital video camcorders, inkjet multifunction peripherals, single function inkjet printers, image scanners and broadcasting equipment. Industry and other products consist mainly of semiconductor lithography equipment, lithography equipment for liquid crystal display (“LCD”) panels, and medical equipment. Canon’s consolidated net sales for the years ended December 31, 2010, 2009 and 2008 were distributed as follows: the Office Business Unit 54%, 51% and 55%, the Consumer Business Unit 38%, 41% and 35%, the Industry and Others Business Unit 12%, 11% and 13%, and elimination between segments 4%, 3% and 3%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 23.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. Approximately 81%, 78% and 79% of consolidated net sales for the years ended December 31, 2010, 2009 and 2008 were generated outside Japan, with 28%, 28% and 28% in the Americas, 32%, 31% and 33% in Europe, and 21%, 19% and 18% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted approximately 20%, 20% and 23% of consolidated net sales for the years ended December 31, 2010, 2009 and 2008, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 26 plants in Japan and 19 overseas plants which are located in countries or regions such as the United States, Germany, France, Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.
(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.
(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.
(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses were net gains of ¥3,089 million and ¥1,842 million for the years ended December 31, 2010 and 2009, respectively, and was a net loss of ¥11,212 million for the year ended December 31, 2008.
(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months classified as available-for-sale securities of ¥249,907 million and ¥184,856 million at December 31, 2010 and 2009, respectively, are included in cash and cash equivalents in the consolidated balance sheets. Additionally, certain debt securities with original maturities of less than three months classified as held-to-maturity securities of ¥1,000 million and ¥999 million at December 31, 2010 and 2009, respectively, are also included in cash and cash equivalents. Fair value for these securities approximates their cost.

(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.
(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.
(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the period ranging from 2 years to 5 years.

(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.
(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.
(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.
(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.
(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all convertible debentures were converted into common stock and all stock options were exercised.

(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and consumer products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office network digital MFDs and laser printers, and consumer products, such as digital cameras and inkjet multifunction peripherals, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and LCD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions in sales are based upon historical trends and other known factors at the time of sale. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.
(r)	Research and Development Costs

Research and development costs are expensed as incurred.
(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥94,794 million, ¥78,009 million and ¥112,810 million for the years ended December 31, 2010, 2009 and 2008, respectively.
(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥56,306 million, ¥45,966 million and ¥62,128 million for the years ended December 31, 2010, 2009 and 2008, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.
(v)	Guarantees

Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.
(w)	Recently Issued Accounting Guidance

In October 2009, the FASB issued new accounting guidance for revenue recognition under multiple-deliverable arrangements. This guidance modifies the criteria for separating consideration under multiple-deliverable arrangements and requires allocation of the overall consideration to each deliverable using the estimated selling price in the absence of vendor-specific objective evidence or third-party evidence of selling price for deliverables. As a result, the residual method of allocating arrangement consideration will no longer be permitted. The guidance also requires additional disclosures about how a vendor allocates revenue in its arrangements and about the significant judgments made and their impact on revenue recognition. This guidance is effective for fiscal years beginning on or after June 15, 2010 and is required to be adopted by Canon no later than the first quarter beginning January 1, 2011 (with early adoption permitted). The provisions are effective prospectively for revenue arrangements entered into or materially modified after the effective date, or retrospectively for all prior periods. Canon does not expect the adoption of this guidance to have a material impact on Canon’s consolidated financial statements.

In October 2009, the FASB issued new accounting guidance for software revenue recognition. This guidance modifies the scope of the software revenue recognition guidance to exclude from its requirements non-software components of tangible products and software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product’s essential functionality. This guidance is effective for fiscal years beginning on or after June 15, 2010 and is required to be adopted by Canon no later than the first quarter beginning January 1, 2011 (with early adoption permitted) using the same effective date and the same transition method used to adopt the guidance for revenue recognition under multiple-deliverable arrangements. Canon does not expect the adoption of this guidance to have a material impact on Canon’s consolidated financial statements.
(x)	Reclassifications

Certain reclassifications have been made to the prior years’ consolidated statements of cash flows to conform to the current year presentation.

Investments	12 Months Ended
Dec. 31, 2010
Investments [Abstract]
Investments
2. Investments
The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2010 and 2009 were as follows:

	December 31, 2010
		Gross	Gross
		unrealized	unrealized	Fair
	Cost	holding gains	holding losses	value
	(Millions of yen)
Current:
Government bonds	¥1	¥—	¥—	¥1
Corporate bonds	1,000	—	—	1,000

	¥1,001	¥—	¥—	¥1,001

Noncurrent:
Government bonds	¥183	¥—	¥22	¥161
Corporate bonds	1,017	42	65	994
Fund trusts	1,778	20	—	1,798
Equity securities	18,288	5,768	654	23,402

	¥21,266	¥5,830	¥741	¥26,355

	December 31, 2009
		Gross	Gross
		unrealized	unrealized	Fair
	Cost	holding gains	holding losses	value
	(Millions of yen)
Current:
Government bonds	¥222	¥—	¥—	¥222

Noncurrent:
Government bonds	¥225	¥—	¥21	¥204
Corporate bonds	1,397	27	55	1,369
Fund trusts	2,275	300	7	2,568
Equity securities	11,932	7,295	1,501	17,726

	¥15,829	¥7,622	¥1,584	¥21,867

Maturities of available-for-sale debt securities and fund trusts included in short-term investments and investments in the accompanying consolidated balance sheets were as follows at December 31, 2010:

	Cost	Fair value
	(Millions of yen)
Due within one year	¥1,001	¥1,001
Due after one year through five years	952	972
Due after five years through ten years	2,026	1,981

	¥3,979	¥3,954

Gross realized gains were ¥641 million, ¥277 million and ¥116 million for the years ended December 31, 2010, 2009 and 2008, respectively. Gross realized losses, including write-downs for impairments that were other than temporary, were ¥1,961 million, ¥2,482 million and ¥7,868 million for the years ended December 31, 2010, 2009 and 2008, respectively.
At December 31, 2010, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than 12 months.
Time deposits with original maturities of more than three months are ¥95,814 million and ¥18,852 million at December 31, 2010 and 2009, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.
Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥26,475 million and ¥28,567 million at December 31, 2010 and 2009, respectively. Investments with an aggregate cost of ¥24,053 million were not evaluated for impairment because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.
Investments in affiliated companies accounted for by the equity method amounted to ¥26,817 million and ¥61,595 million at December 31, 2010 and 2009, respectively. Canon’s share of the net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥10,471 million for the year ended December 31, 2010, and losses of ¥12,649 million and ¥20,047 million for the years ended December 31, 2009 and 2008, respectively.

Trade Receivables	12 Months Ended
Dec. 31, 2010
Trade Receivables [Abstract]
Trade Receivables
3. Trade Receivables
Trade receivables are summarized as follows:

	December 31
	2010	2009
	(Millions of yen)
Notes	¥15,441	¥13,037
Accounts	556,983	554,878

	572,424	567,915
Less allowance for doubtful receivables	(14,920)	(11,343)

	¥557,504	¥556,572

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories
4. Inventories
Inventories are summarized as follows:

	December 31
	2010	2009
	(Millions of yen)
Finished goods	¥232,584	¥228,161
Work in process	116,679	129,824
Raw materials	35,514	15,256

	¥384,777	¥373,241

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5. Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2010	2009
	(Millions of yen)
Land	¥266,631	¥258,824
Buildings	1,320,121	1,299,154
Machinery and equipment	1,439,246	1,422,076
Construction in progress	85,673	105,713

	3,111,671	3,085,767
Less accumulated depreciation	(1,909,703)	(1,815,982)

	¥1,201,968	¥1,269,785

Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was ¥232,327 million, ¥277,399 million and ¥304,622 million, respectively.
Amounts due for purchases of property, plant and equipment were ¥23,306 million and ¥29,030 million at December 31, 2010 and 2009, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.
As a result of continued sluggish demand in the semiconductor manufacturing industry and diminished profitability of the semiconductor lithography equipment business, Canon recognized impairment losses related primarily to property, plant and equipment of its semiconductor lithography equipment business, which are included in the results of the Industry and Others Business Unit for the year ended December 31, 2009. Long-lived assets with a carrying amount of ¥15,390 million were written down to their fair value of zero, which was estimated using discounted future cash flows expected to be generated over their remaining useful life. The impairment losses were included in selling, general and administrative expenses in the consolidated statement of income.
Canon also recognized impairment losses of ¥11,164 million related primarily to property, plant and equipment of its semiconductor lithography equipment business, which are included in the results of the Industry and Others Business Unit for the year ended December 31, 2008, mainly as a result of declining demand in the semiconductor manufacturing industry. The impairment losses were estimated using discounted cash flows and included in selling, general and administrative expenses in the consolidated statement of income.

Finance Receivables and Operating Leases	12 Months Ended
Dec. 31, 2010
Finance Receivables and Operating Leases [Abstract]
Finance Receivables and Operating Leases
6. Finance Receivables and Operating Leases
Finance receivables represent financing leases which consist of sales-type leases and direct-financing leases resulting from the marketing of Canon’s and complementary third-party products primarily in foreign countries. These receivables typically have terms ranging from 1 year to 8 years. The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2010	2009
	(Millions of yen)
Total minimum lease payments receivable	¥215,925	¥206,267
Unguaranteed residual values	11,120	14,630
Executory costs	(2,063)	(1,973)
Unearned income	(27,891)	(26,994)

	197,091	191,930
Less allowance for doubtful receivables	(7,983)	(9,023)

	189,108	182,907
Less current portion	(71,500)	(65,146)

	¥117,608	¥117,761

The activity in the allowance for credit losses is as follows:

Year ended December 31, 2010
(Millions of yen)
Balance at beginning of year	¥9,023
Charge-offs	(3,103)
Provision	1,995
Other	68

Balance at end of year	¥7,983

Canon has policies in place to ensure that its products are sold to customers with an appropriate credit history, and continuously monitors its customers’ credit quality based on information including length of period in arrears, macroeconomic conditions, initiation of legal proceedings against customers and bankruptcy filings. The allowance for credit losses of finance receivables are evaluated collectively based on historical experience of credit losses. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. Finance receivables which are past due or individually evaluated for impairment at December 31, 2010 are not significant.
The cost of equipment leased to customers under operating leases included in property, plant and equipment, net at December 31, 2010 and 2009 was ¥63,239 million and ¥53,807 million, respectively. Accumulated depreciation on equipment under operating leases at December 31, 2010 and 2009 was ¥43,829 million and ¥39,992 million, respectively.
The following is a schedule by year of the future minimum lease payments to be received under financing leases and non-cancelable operating leases at December 31, 2010.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2011	¥84,049	¥11,581
2012	60,245	6,449
2013	39,883	3,365
2014	21,143	1,456
2015	9,945	532
Thereafter	660	163

	¥215,925	¥23,546

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
7. Acquisitions
In March 2010, Canon acquired 45.2% of the total outstanding shares of Océ N.V. (“Océ”), which is listed on NYSE Euronext Amsterdam, principally through a fully self-funded public cash tender offer for consideration of ¥ 50,374 million, in addition to the 22.9% interest Canon held before the public cash tender offer. In addition, Canon acquired Océ’s convertible cumulative financing preference shares representing 19.1% of the total outstanding shares of Océ for consideration of ¥ 8,027 million. As a result, Canon’s aggregate interest represents 87.2% of the total outstanding shares of Océ. The fair value of the 12.8% noncontrolling interest in Océ of ¥ 18,245 million was measured based on the quoted price of Océ’s common stock on the acquisition date.
The acquisition was accounted for using the acquisition method. Prior to the March 2010 acquisition date, Canon accounted for its 22.9% interest in Océ using the equity method. The acquisition-date fair value of the previous equity interest of ¥ 25,508 million was remeasured using the quoted price of Océ’s common stock on the acquisition date and included in the measurement of the total acquisition consideration. In connection with the acquisition, Canon repaid ¥ 55,378 million of Océ’s existing bank debt and ¥ 22,936 million of Océ’s existing United States Private Placement notes, which are included in decrease in short-term loans in the consolidated statement of cash flows.
Océ is engaged in research and development, manufacture and sale of document management systems, printing systems for professionals and high-speed, wide format digital printing systems. Canon and Océ have complementary technologies and products and would benefit from this strong business relationship. Amid the increasingly competitive printing industry, Canon is further strengthening its business foundation in order to solidify its position as one of the global leaders. Canon aims to provide diversified solutions to its customers in the printing industry by making Océ a consolidated subsidiary.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥122,248

Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612

Total assumed liabilities	247,458

Net assets acquired	¥102,154

Intangible assets acquired, which are subject to amortization, consist of customer relationships of ¥ 32,747 million, patented technologies of ¥ 11,316 million, and other intangible assets of ¥ 12,234 million. Canon has estimated the amortization period for the customer relationships and patented technologies to be 5 years and 3 years, respectively. The weighted average amortization period for all intangible assets is approximately 4.4 years.
Goodwill recognized, which is assigned to the Office Business Unit for impairment testing, is attributable primarily to expected synergies from combining operations of Océ and Canon. None of the goodwill is expected to be deductible for income tax purposes.
The amount of net sales of Océ included in Canon’s consolidated statement of income from the acquisition date for the year ended December 31, 2010 was ¥ 246,518 million.
The unaudited pro forma net sales as if Océ had been included in Canon’s consolidated statements of income from the beginning of the years ended December 31, 2010 and 2009 were ¥ 3,772,425 million and ¥ 3,554,316 million, respectively. Pro forma net income was not disclosed because the impact on Canon’s consolidated statements of income was not material.
Canon acquired businesses other than those described above during the years ended December 31, 2010, 2009, and 2008 that were not material to its consolidated financial statements.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
8. Goodwill and Other Intangible Assets
Intangible assets developed or acquired during the year ended December 31, 2010 totaled ¥94,474 million, which are subject to amortization and primarily consist of software of ¥34,441 million, which is mainly for internal use, in addition to those recorded from acquired businesses. The weighted average amortization period for software and intangible assets in total is approximately 4 years and 4 years, respectively.
The components of intangible assets subject to amortization at December 31, 2010 and 2009 were as follows:

	December 31, 2010		December 31, 2009
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
		(Millions of yen)
Software	¥200,245	¥109,200	¥198,276	¥114,410
Customer relationships	37,637	12,107	8,585	2,245
Patented technologies	25,425	9,377	11,648	2,878
License fees	22,108	14,436	23,889	13,546
Other	16,686	4,641	10,377	3,135

	¥302,101	¥149,761	¥252,775	¥136,214

Aggregate amortization expense for the years ended December 31, 2010, 2009 and 2008 was ¥43,866 million, ¥37,994 million and ¥36,715 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥46,572 million in 2011, ¥36,765 million in 2012, ¥25,030 million in 2013, ¥16,559 million in 2014, and ¥7,190 million in 2015.
Intangible assets not subject to amortization other than goodwill at December 31, 2010 and 2009 were not significant.
For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.
The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2010 and 2009 were as follows:

	Year ended December 31, 2010
			Industry and
	Office	Consumer	Others	Total
		(Millions of yen)
Balance at beginning of year	¥39,845	¥13,303	¥2,723	¥55,871
Goodwill acquired during the year	79,156	—	3,719	82,875
Translation adjustments and other	(11,700)	(917)	(940)	(13,557)

Balance at end of year	¥107,301	¥12,386	¥5,502	¥125,189

	Year ended December 31, 2009
			Industry and
	Office	Consumer	Others	Total
		(Millions of yen)
Balance at beginning of year	¥36,966	¥13,279	¥509	¥50,754
Goodwill acquired during the year	2,462	—	2,343	4,805
Translation adjustments and other	417	24	(129)	312

Balance at end of year	¥39,845	¥13,303	¥2,723	¥55,871

Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2010
Short-Term Loans and Long-Term Debt [Abstract]
Short-Term Loans and Long-Term Debt
9. Short-Term Loans and Long-Term Debt
Short-term loans consisting of bank borrowings at December 31, 2010 were ¥2,071 million. The weighted average interest rate on short-term loans outstanding at December 31, 2010 was 1.46%.
Long-term debt consisted of the following:

	December 31
	2010	2009
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.83% and 0.30% at December 31, 2010 and 2009, respectively	¥1,013	¥20
Capital lease obligations	8,247	9,761

	9,260	9,781
Less current portion	(5,129)	(4,869)

	¥4,131	¥4,912

The aggregate annual maturities of long-term debt outstanding at December 31, 2010 were as follows:

(Millions of yen)
Year ending December 31:
2011	¥5,129
2012	1,799
2013	1,062
2014	833
2015	322
Thereafter	115

¥9,260

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

Trade Payables	12 Months Ended
Dec. 31, 2010
Trade Payables [Abstract]
Trade Payables	10. Trade Payables Trade payables are summarized as follows:

	December 31
	2010	2009
	(Millions of yen)
Notes	¥13,676	¥7,608
Accounts	369,575	331,505

	¥383,251	¥339,113

Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2010
Employee Retirement and Severance Benefits [Abstract]
Employee Retirement and Severance Benefits
11. Employee Retirement and Severance Benefits
The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.
The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2010, 2009 and 2008 were ¥11,780 million, ¥9,148 million and ¥10,840 million, respectively.
Obligations and funded status
Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥551,320	¥521,985	¥94,170	¥78,468
Service cost	23,331	21,759	5,660	2,426
Interest cost	12,636	12,535	11,792	4,251
Plan participants’ contributions	—	—	2,460	1,177
Amendments	(423)	(674)	(149)	—
Actuarial (gain) loss	22,290	10,822	(5,946)	3,533
Benefits paid	(15,880)	(15,107)	(7,458)	(1,784)
Acquisition	—	—	198,754	—
Foreign currency exchange rate changes	—	—	(38,153)	6,099

Benefit obligations at end of year	593,274	551,320	261,130	94,170
Change in plan assets:
Fair value of plan assets at beginning of year	457,208	429,870	75,058	62,996
Actual return on plan assets	4,533	26,616	19,307	4,844
Employer contributions	13,283	15,173	8,152	3,059
Plan participants’ contributions	—	—	2,460	1,177
Benefits paid	(14,934)	(14,451)	(7,413)	(1,784)
Acquisition	—	—	128,043	—
Foreign currency exchange rate changes	—	—	(27,772)	4,766

Fair value of plan assets at end of year	460,090	457,208	197,835	75,058

Funded status at end of year	¥(133,184)	¥(94,112)	¥(63,295)	¥(19,112)

Amounts recognized in the consolidated balance sheets at December 31, 2010 and 2009 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Other assets	¥345	¥707	¥1,318	¥2,069
Accrued expenses	—	—	(533)	(96)
Accrued pension and severance cost	(133,529)	(94,819)	(64,080)	(21,085)

	¥(133,184)	¥(94,112)	¥(63,295)	¥(19,112)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2010 and 2009 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Actuarial loss	¥257,625	¥237,822	¥3,538	¥19,411
Prior service credit	(142,473)	(155,928)	(486)	(670)
Net transition obligation	722	1,444	—	—

	¥115,874	¥83,338	¥3,052	¥18,741

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Accumulated benefit obligation	¥565,406	¥522,582	¥216,239	¥80,361
The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥589,391	¥545,466	¥258,326	¥94,123
Fair value of plan assets	455,862	450,647	193,713	72,942

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥559,468	¥509,638	¥144,225	¥80,314
Fair value of plan assets	453,342	442,756	122,590	72,942
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2010, 2009 and 2008 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2010	2009	2008	2010	2009	2008
	(Millions of yen)
Service cost	¥23,331	¥21,759	¥20,786	¥5,660	¥2,426	¥3,141
Interest cost	12,636	12,535	12,253	11,792	4,251	4,991
Expected return on plan assets	(16,591)	(15,808)	(19,721)	(10,540)	(4,211)	(5,519)
Amortization of net transition obligation	722	722	722	—	—	—
Amortization of prior service credit	(13,878)	(13,650)	(13,373)	(116)	(98)	(271)
Amortization of actuarial loss	14,545	13,923	7,068	1,050	1,014	898

	¥20,765	¥19,481	¥7,735	¥7,846	¥3,382	¥3,240

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2010 and 2009 are summarized as follows:

	Japanese plans		Foreign plans
	Years ended December 31		Years ended December 31
	2010	2009	2010	2009
	(Millions of yen)
Current year actuarial (gain) loss	¥34,348	¥14	¥(14,713)	¥2,900
Amortization of actuarial loss	(14,545)	(13,923)	(1,050)	(1,014)
Prior service credit due to amendments	(423)	(674)	(149)	—
Amortization of prior service credit	13,878	13,650	116	98
Amortization of net transition obligation	(722)	(722)	—	—

	¥32,536	¥(1,655)	¥(15,796)	¥1,984

The estimated net transition obligation, prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Net transition obligation	¥722	¥—
Prior service credit	(13,574)	(132)
Actuarial loss	14,562	500
Assumptions
Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
Discount rate	2.1%	2.3%	4.9%	5.2%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.9%	3.5%
Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2010	2009	2008	2010	2009	2008
Discount rate	2.3%	2.4%	2.5%	4.9%	5.3%	5.1%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.9%	2.8%	3.1%	3.1%
Expected long-term rate of return on plan assets	3.6%	3.7%	3.7%	6.1%	6.2%	6.5%
Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.
Plan assets
Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.
Canon’s model portfolio for Japanese plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 20% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.
Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. However, Canon’s model portfolio for foreign plans has been developed as follows: approximately 40% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 5% is invested in other investment vehicles, primarily consisting of investments in real estate assets.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.
The three levels of input used to measure fair value are more fully described in Note 21.
The fair values of Canon’s pension plan assets at December 31, 2010 and 2009, by asset category, are as follows:

	December 31, 2010
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥50,177	¥—	¥—	¥50,177	¥—	¥—	¥—	¥—
Foreign companies	5,352	—	—	5,352	3,474	—	—	3,474
Pooled funds (b)	—	90,597	—	90,597	—	80,666	—	80,666
Debt securities:
Government bonds (c)	9,687	—	—	9,687	2,074	—	—	2,074
Municipal bonds	—	323	—	323	—	—	—	—
Corporate bonds	—	6,518	—	6,518	—	—	—	—
Pooled funds (d)	—	194,286	—	194,286	—	104,650	—	104,650
Mortgage backed securities (and other asset backed securities)	—	1,980	—	1,980	—	232	—	232
Life insurance company general accounts	—	91,610	—	91,610	—	—	—	—
Other assets	—	8,521	1,039	9,560	—	6,739	—	6,739

	¥65,216	¥393,835	¥1,039	¥460,090	¥5,548	¥192,287	¥—	¥197,835

	December 31, 2009
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥48,844	¥—	¥—	¥48,844	¥—	¥—	¥—	¥—
Foreign companies	5,444	—	—	5,444	3,898	—	—	3,898
Pooled funds (f)	—	85,353	—	85,353	—	47,290	—	47,290
Debt securities:
Government bonds (g)	14,803	—	—	14,803	1,581	—	—	1,581
Municipal bonds	—	879	—	879	—	—	—	—
Corporate bonds	—	7,665	—	7,665	—	6,673	—	6,673
Pooled funds (h)	—	189,870	—	189,870	—	9,343	—	9,343
Mortgage backed securities (and other asset backed securities)	—	943	—	943	—	256	—	256
Life insurance company general accounts	—	94,269	—	94,269	—	—	—	—
Other assets	—	8,367	771	9,138	—	6,017	—	6,017

	¥69,091	¥387,346	¥771	¥457,208	¥5,479	¥69,579	¥—	¥75,058

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million at December 31, 2010.

(b)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.

(c)	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.

(d)	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥950 million at December 31, 2009.

(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.

(g)	This class includes approximately 80% Japanese government bonds and 20% foreign government bonds.

(h)	These funds invest in approximately 55% Japanese government bonds, 25% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.
Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value.
The fair value of Level 3 assets, consisting of hedge funds, was ¥1,039 million and ¥771 million at December 31, 2010 and 2009, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the years ended December 31, 2010 and 2009 were not significant.
Contributions
Canon expects to contribute ¥22,055 million to its Japanese defined benefit pension plans and ¥8,016 million to its foreign defined benefit pension plans for the year ending December 31, 2011.
Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2011	¥14,442	¥9,199
2012	15,397	9,420
2013	16,779	9,801
2014	17,692	10,045
2015	19,552	10,483
2016 – 2020	123,422	61,020

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
12. Income Taxes
Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

	Year ended December 31, 2009
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥130,857	¥88,498	¥219,355

Income taxes:
Current	¥45,079	¥18,331	¥63,410
Deferred	15,415	5,297	20,712

	¥60,494	¥23,628	¥84,122

	Year ended December 31, 2008
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥382,299	¥98,848	¥481,147

Income taxes:
Current	¥168,428	¥24,857	¥193,285
Deferred	(34,073)	1,576	(32,497)

	¥134,355	¥26,433	¥160,788

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 40% for the years ended December 31, 2010, 2009 and 2008.
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2010	2009	2008
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.9	0.5
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.5)	(5.4)	(2.6)
Tax credit for research and development expenses	(5.1)	(2.8)	(4.6)
Change in valuation allowance	2.8	5.4	0.1
Other	0.7	0.2	0.0

Effective income tax rate	35.7%	38.3%	33.4%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2010	2009
	(Millions of yen)
Prepaid expenses and other current assets	¥69,197	¥94,798
Other assets	136,727	117,263
Other current liabilities	(2,149)	(2,018)
Other noncurrent liabilities	(47,827)	(36,278)

	¥155,948	¥173,765

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2010 and 2009 are presented below:

	December 31
	2010	2009
	(Millions of yen)
Deferred tax assets:
Inventories	¥23,836	¥24,121
Accrued business tax	6,200	3,861
Accrued pension and severance cost	78,552	52,639
Research and development — costs capitalized for tax purposes	14,740	45,718
Property, plant and equipment	41,737	53,011
Accrued expenses	35,823	29,409
Net operating losses carried forward	28,373	12,305
Other	52,869	44,709

	282,130	265,773
Less valuation allowance	(35,307)	(22,188)

Total deferred tax assets	246,823	243,585
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,215)	(8,023)
Net unrealized gains on securities	(2,119)	(2,052)
Tax deductible reserve	(6,038)	(7,797)
Financing lease revenue	(37,353)	(35,505)
Prepaid pension and severance cost	(2,018)	(314)
Other	(35,132)	(16,129)

Total deferred tax liabilities	(90,875)	(69,820)

Net deferred tax assets	¥155,948	¥173,765

The net changes in the total valuation allowance were increases of ¥13,119 million, ¥11,371 million and ¥1,490 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2010.
At December 31, 2010, Canon had net operating losses which can be carried forward for income tax purposes of ¥112,779 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥511
After one year through five years	9,601
After five years through ten years	47,961
After ten years through twenty years	28,689
Indefinite period	26,017

Total	¥112,779

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.
Canon has not recognized deferred tax liabilities of ¥26,406 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2010 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2010, such undistributed earnings of these subsidiaries were ¥816,317 million.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2010	2009	2008
	(Millions of yen)
Balance at beginning of year	¥13,235	¥12,689	¥15,791
Additions for tax positions of the current year	73	—	8,700
Additions for tax positions of prior years	805	1,442	1,354
Reductions for tax positions of prior years	(8,354)	(1,106)	(8,512)
Settlements with tax authorities	(2,471)	—	(1,208)
Additions from acquisitions	4,066	—	—
Other	(1,319)	210	(3,436)

Balance at end of year	¥6,035	¥13,235	¥12,689

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥6,035 million and ¥4,746 million at December 31, 2010 and 2009, respectively.
Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future period. Based on each of the items of which Canon is aware at December 31, 2010, no significant changes to the unrecognized tax benefits are expected within the next twelve months.
Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2010 and 2009, and interest and penalties included in income taxes for the years ended December 31, 2010, 2009 and 2008 are not material.
Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2006. While there has been no specific indication by the tax authority that Canon will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for years after 2003. In other major foreign tax jurisdictions, including the United States and Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2004 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2005 in Japan and for certain years after 2003 in major foreign tax jurisdictions.

Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock [Abstract]
Common Stock
13. Common Stock
For the year ended December 31, 2008, the Company issued 127,254 shares of common stock in connection with the conversion of convertible debt. In accordance with the Corporation Law of Japan, conversion into common stock of convertible debt is accounted for by crediting one-half or more of the conversion price to the common stock account and the remainder to the additional paid-in capital account.

Legal Reserve and Retained Earnings	12 Months Ended
Dec. 31, 2010
Legal Reserve and Retained Earnings [Abstract]
Legal Reserve and Retained Earnings
14. Legal Reserve and Retained Earnings
The Corporation Law of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company and its Japanese subsidiaries be appropriated as a legal reserve. No further appropriations are required when the total amount of the additional paid-in capital and the legal reserve equals 25% of their respective stated capital. The Corporation Law of Japan also provides that additional paid-in capital and legal reserve are available for appropriations by the resolution of the stockholders. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.
Cash dividends and appropriations to the legal reserve charged to retained earnings for the years ended December 31, 2010, 2009 and 2008 represent dividends paid out during those years and the related appropriations to the legal reserve. Retained earnings at December 31, 2010 did not reflect current year-end dividends in the amount of ¥79,850 million which were approved by the stockholders in March 2011.
The amount available for dividends under the Corporation Law of Japan is based on the amount recorded in the Company’s nonconsolidated books of account in accordance with financial accounting standards of Japan. Such amount was ¥1,304,811 million at December 31, 2010.
Retained earnings at December 31, 2010 included Canon’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥15,133 million.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
15. Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) are as follows:

	Years ended December 31
	2010	2009	2008
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(202,628)	¥(235,968)	¥22,796
Adjustments for the year	(122,984)	33,340	(258,764)

Balance at end of year	(325,612)	(202,628)	(235,968)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,285	1,135	6,287
Adjustments for the year	(265)	2,150	(5,152)

Balance at end of year	3,020	3,285	1,135
Net gains and losses on derivative instruments:
Balance at beginning of year	71	1,493	(849)
Adjustments for the year	846	(1,422)	2,342

Balance at end of year	917	71	1,493
Pension liability adjustments:
Balance at beginning of year	(61,546)	(59,480)	6,436
Adjustments for the year	(7,238)	(2,066)	(65,916)

Balance at end of year	(68,784)	(61,546)	(59,480)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(260,818)	(292,820)	34,670
Adjustments for the year	(129,641)	32,002	(327,490)

Balance at end of year	¥(390,459)	¥(260,818)	¥(292,820)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests, are as follows:

	Years ended December 31
	Before-tax	Tax (expense)	Net-of-tax
	amount	or benefit	amount
	(Millions of yen)
2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

2009:
Foreign currency translation adjustments	¥35,459	¥(2,089)	¥33,370
Net unrealized gains and losses on securities:
Amount arising during the year	2,231	(1,333)	898
Reclassification adjustments for gains and losses realized in net income	2,205	(886)	1,319

Net change during the year	4,436	(2,219)	2,217
Net gains and losses on derivative instruments:
Amount arising during the year	298	(119)	179
Reclassification adjustments for gains and losses realized in net income	(2,670)	1,068	(1,602)

Net change during the year	(2,372)	949	(1,423)
Pension liability adjustments:
Amount arising during the year	(4,115)	1,891	(2,224)
Reclassification adjustments for gains and losses realized in net income	1,911	(632)	1,279

Net change during the year	(2,204)	1,259	(945)

Other comprehensive income (loss)	¥35,319	¥(2,100)	¥33,219

2008:
Foreign currency translation adjustments	¥(266,568)	¥5,893	¥(260,675)
Net unrealized gains and losses on securities:
Amount arising during the year	(17,485)	6,992	(10,493)
Reclassification adjustments for gains and losses realized in net income	7,752	(3,101)	4,651

Net change during the year	(9,733)	3,891	(5,842)
Net gains and losses on derivative instruments:
Amount arising during the year	23,121	(9,248)	13,873
Reclassification adjustments for gains and losses realized in net income	(19,219)	7,688	(11,531)

Net change during the year	3,902	(1,560)	2,342
Pension liability adjustments:
Amount arising during the year	(111,215)	39,233	(71,982)
Reclassification adjustments for gains and losses realized in net income	(4,956)	2,073	(2,883)

Net change during the year	(116,171)	41,306	(74,865)

Other comprehensive income (loss)	¥(388,570)	¥49,530	¥(339,040)

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation
16. Stock-Based Compensation
On May 1, 2010, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 890,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2010 was ¥988.
On May 1, 2009, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 954,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2009 was ¥699.
On May 1, 2008, based on the approval of the stockholders, the Company granted stock options to its directors, executive officers and certain employees to acquire 592,000 shares of common stock. These option awards vest after two years of continued service beginning on the grant date and have a four year contractual term. The grant-date fair value per share of the stock options granted during the year ended December 31, 2008 was ¥1,247.
The compensation cost recognized for these stock options for the years ended December 31, 2010, 2009 and 2008 was ¥643 million, ¥564 million and ¥246 million, respectively, and is included in selling, general and administrative expenses in the consolidated statements of income.
The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

	Years ended December 31
	2010	2009	2008

Expected term of option (in years)	4.0	4.0	4.0
Expected volatility	38.00%	40.08%	37.39%
Dividend yield	2.53%	3.51%	2.10%
Risk-free interest rate	0.45%	0.64%	0.95%
A summary of option activity under the stock option plans as of and for the years ended December 31, 2010, 2009 and 2008 is presented below:

			Weighted-average
		Weighted-average	remaining	Aggregate
	Shares	exercise price	contractual term	intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2008	—	¥—
Granted	592,000	5,502
Forfeited	—	—

Outstanding at December 31, 2008	592,000	5,502	3.3	¥—
Granted	954,000	3,287
Forfeited	(34,000)	4,851

Outstanding at December 31, 2009	1,512,000	4,119	3.0	588
Granted	890,000	4,573
Exercised	—	—
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	¥4,354	2.5	¥722

Exercisable at December 31, 2010	558,000	¥5,502	1.3	¥—

At December 31, 2010, all outstanding option awards were vested or expected to be vested.
A summary of the status of the Company’s nonvested shares at December 31, 2010, and changes during the year ended December 31, 2010, is presented below:

	Year ended December 31, 2010
		Weighted-average
	Shares	grant-date fair value
		(Yen)
Nonvested at January 1,2010	1,512,000	¥905
Granted	890,000	988
Vested	(558,000)	1,247
Forfeited	(182,000)	745

Nonvested at December 31,2010	1,662,000	¥852

At December 31, 2010, there was ¥671 million of total unrecognized compensation cost related to nonvested stock options. That cost is expected to be recognized over a weighted- average period of 0.86 year. The total fair value of shares vested during the year ended December 31, 2010 was ¥696 million.

Net Income Attributable to Canon Inc. Stockholders per Share	12 Months Ended
Dec. 31, 2010
Net Income Attributable to Canon Inc. Stockholders per Share [Abstract]
Net Income Attributable to Canon Inc. Stockholders per Share
17. Net Income Attributable to Canon Inc. Stockholders per Share
A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2010	2009	2008
	(Millions of yen)
Net income attributable to Canon Inc.	¥246,603	¥131,647	¥309,148
Effect of dilutive securities:
1.30% Japanese yen convertible debentures, due 2008	—	—	2

Diluted net income attributable to Canon Inc.	¥246,603	¥131,647	¥309,150

	(Number of shares)
Average common shares outstanding	1,234,817,511	1,234,481,836	1,255,626,490
Effect of dilutive securities:
Stock options	50,603	—	—
1.30% Japanese yen convertible debentures, due 2008	—	—	79,929

Diluted common shares outstanding	1,234,868,114	1,234,481,836	1,255,706,419

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥199.71	¥106.64	¥246.21
Diluted	199.70	106.64	246.20

The computation of diluted net income attributable to Canon Inc. stockholders per share for the years ended December 31, 2009 and 2008 excludes outstanding stock options because the effect would be anti-dilutive. The computation of diluted net income attributable to Canon Inc. stockholders per share for the year ended December 31, 2010 excludes certain outstanding stock options because the effect would be anti-dilutive.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivatives and Hedging Activities [Abstract]
Derivatives and Hedging Activities
18. Derivatives and Hedging Activities
Risk management policy
Canon operates internationally, exposing it to the risk of changes in foreign currency exchange rates. Derivative financial instruments are comprised principally of foreign exchange contracts utilized by the Company and certain of its subsidiaries to reduce the risk. Canon assesses foreign currency exchange rate risk by continually monitoring changes in the exposures and by evaluating hedging opportunities. Canon does not hold or issue derivative financial instruments for trading purposes. Canon is also exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations. Most of the counterparties are internationally recognized financial institutions and selected by Canon taking into account their financial condition, and contracts are diversified across a number of major financial institutions.
Foreign currency exchange rate risk management
Canon’s international operations expose Canon to the risk of changes in foreign currency exchange rates. Canon uses foreign exchange contracts to manage certain foreign currency exchange exposures principally from the exchange of U.S. dollars and euros into Japanese yen. These contracts are primarily used to hedge the foreign currency exposure of forecasted intercompany sales and intercompany trade receivables that are denominated in foreign currencies. In accordance with Canon’s policy, a specific portion of foreign currency exposure resulting from forecasted intercompany sales are hedged using foreign exchange contracts which principally mature within three months.
Cash flow hedge
Changes in the fair value of derivative financial instruments designated as cash flow hedges, including foreign exchange contracts associated with forecasted intercompany sales, are reported in accumulated other comprehensive income (loss). These amounts are subsequently reclassified into earnings through other income (deductions) in the same period as the hedged items affect earnings. Substantially all amounts recorded in accumulated other comprehensive income (loss) at year-end are expected to be recognized in earnings over the next 12 months. Canon excludes the time value component from the assessment of hedge effectiveness. Changes in the fair value of a foreign exchange contract for the period between the date that the forecasted intercompany sales occur and its maturity date are recognized in earnings and not considered hedge ineffectiveness.
Derivatives not designated as hedges
Canon has entered into certain foreign exchange contracts to primarily offset the earnings impact related to fluctuations in foreign currency exchange rates associated with certain assets denominated in foreign currencies. Although these foreign exchange contracts have not been designated as hedges as required in order to apply hedge accounting, the contracts are effective from an economic perspective. The changes in the fair value of these contracts are recorded in earnings immediately.
Contract amounts of foreign exchange contracts as of December 31, 2010 and 2009 are set forth below:

	December 31
	2010	2009
	(Millions of yen)
To sell foreign currencies	¥466,361	¥494,314
To buy foreign currencies	48,686	30,978
Fair value of derivative instruments in the consolidated balance sheets
The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets as of December 31, 2010 and 2009.
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2010	2009
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥2,487	¥ —
Liabilities:
Foreign exchange contracts	Other current liabilities	426	644
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2010	2009
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥9,463	¥752
Liabilities:
Foreign exchange contracts	Other current liabilities	487	6,566
Effect of derivative instruments on the consolidated statements of income
The following tables present the effect of Canon’s derivative instruments on the consolidated statements of income for the years ended December 31, 2010 and 2009.
Derivatives in cash flow hedging relationships

	Years ended December 31
				Gain (loss) recognized in
				income (ineffective
	Gain (loss)	Gain (loss) reclassified from		portion and amount
	recognized in OCI	accumulated OCI into income		excluded from
	(effective portion)	(effective portion)		effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2010:
Foreign exchange contracts	¥1,419	Other, net	¥6,990	Other, net	¥(302)
2009:
Foreign exchange contracts	¥(2,372)	Other, net	¥2,670	Other, net	¥(462)
The amount of the hedging ineffectiveness was not material for the year ended December 31, 2008. The amount of net gains or losses excluded from the assessment of hedge effectiveness (time value component) which was recorded in other income (deductions) was net losses of ¥3,701 million for the year ended December 31, 2008.
Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2010	2009
		(Millions of yen)

Foreign exchange contracts	Other, net	¥50,794	¥(8,638)

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
19. Commitments and Contingent Liabilities
Commitments
At December 31, 2010, commitments outstanding for the purchase of property, plant and equipment approximated ¥29,383 million, and commitments outstanding for the purchase of parts and raw materials approximated ¥86,434 million.
Canon occupies sales offices and other facilities under lease arrangements accounted for as operating leases. Deposits made under such arrangements aggregated ¥13,686 million and ¥14,210 million at December 31, 2010 and 2009, respectively, and are included in noncurrent receivables in the accompanying consolidated balance sheets. Rental expenses under such operating lease arrangements amounted to ¥40,396 million, ¥36,474 million and ¥41,169 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2010 are as follows:

(Millions of yen)
Year ending December 31:
2011	¥23,413
2012	22,054
2013	10,290
2014	8,359
2015	5,582
Thereafter	14,102

Total future minimum lease payments	¥83,800

Guarantees
Canon provides guarantees for bank loans of its employees, affiliates and other companies. The guarantees for the employees are principally made for their housing loans. The guarantees of loans of its affiliates and other companies are made to ensure that those companies operate with less financial risk.
For each guarantee provided, Canon would have to perform under a guarantee if the borrower defaults on a payment within the contract periods of 1 year to 30 years, in the case of employees with housing loans, and of 1 year to 10 years, in the case of affiliates and other companies. The maximum amount of undiscounted payments Canon would have had to make in the event of default is ¥16,746 million at December 31, 2010. The carrying amounts of the liabilities recognized for Canon’s obligations as a guarantor under those guarantees at December 31, 2010 were not significant.
Canon also issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. Changes in accrued product warranty cost for the years ended December 31, 2010 and 2009 are summarized as follows:

	Years ended December 31
	2010	2009
	(Millions of yen)
Balance at beginning of year	¥13,944	¥17,372
Addition	17,605	21,670
Utilization	(14,713)	(22,050)
Other	(3,493)	(3,048)

Balance at end of year	¥13,343	¥13,944

Legal proceedings
In October 2003, a lawsuit was filed by a former employee against the Company at the Tokyo District Court in Japan. The lawsuit alleges that the former employee is entitled to ¥45,872 million as reasonable remuneration for an invention related to certain technology used by the Company, and the former employee has sued for a partial payment of ¥1,000 million and interest thereon. On January 30, 2007, the Tokyo District Court of Japan ordered the Company to pay the former employee approximately ¥33.5 million and interest thereon. On the same day, the Company appealed the decision. On February 26, 2009, the Intellectual Property High Court of Japan issued a judgment in the appellate court review and ordered the Company to pay the former employee approximately ¥69.6 million, consisting of reasonable remuneration of approximately ¥56.3 million and interest thereon. On March 12, 2009, the Company appealed the decision to the Supreme Court. On October 19, 2010, the Supreme Court, by an order, dismissed the Company’s appeal without prejudice, and the judgment made by the Intellectual Property High Court became final and binding.
In Germany, Verwertungsgesellschaft Wort (“VG Wort”), a collecting society representing certain copyright holders, has filed a series of lawsuits seeking to impose copyright levies upon digital products such as PCs and printers, that allegedly enable the reproduction of copyrighted materials, against the companies importing and distributing these digital products. VG Wort filed a lawsuit in January 2006 against Canon seeking payment of copyright levies on single-function printers, and the court of first instance in Düsseldorf ruled in favor of the claim by VG Wort in November 2006. Canon lodged an appeal against such decision in December 2006 before the court of appeals in Düsseldorf. Following a decision by the same court of appeals in Düsseldorf on January 23, 2007 in relation to a similar court case seeking copyright levies on single-function printers of Epson Deutschland GmbH, Xerox GmbH and Kyocera Mita Deutschland GmbH, whereby the court rejected such alleged levies, in its judgment of November 13, 2007, the court of appeals rejected VG Wort’s claim against Canon. VG Wort appealed further against said decision of the court of appeals before the Federal Supreme Court. In December 2007, for a similar Hewlett-Packard GmbH case relating to single-function printers, the Federal Supreme Court delivered its judgment in favor of Hewlett-Packard GmbH and dismissed VG Wort’s claim. VG Wort has already filed a constitutional complaint with the Federal Constitutional Court against said judgment of the Federal Supreme Court. Likewise, after rejection by the Federal Supreme Court of an appeal by VG Wort in relation to Canon’s single-function printers case in September 2008, VG Wort lodged a claim before the Federal Constitutional Court. The Federal Constitutional Court gave its decision in September 2010 for Hewlett-Packard GmbH case where the court has reverted the case back to the Federal Supreme Court, admitting VG Wort’s claim for lack of ‘due process’ (i.e., request for European Court of Justice’s preliminary ruling). It is not clear at this stage what the implication of said decision for Hewlett-Packard GmbH case would be on Canon’s case. In 2007, an amendment of German copyright law was carried out, and a new law has been effective from January 1, 2008 for both multi-function printers and single-function printers. The new law sets forth that the scope and tariff of copyright levies will be agreed between industry and the collecting society. Industry and the collecting society, based on the requirement under the new law, reached an agreement in December 2008. This agreement is applicable retroactively from January 1, 2008 and will remain effective through end of 2011. However, in Canon’s assessment, the final outcome of the court case regarding the single-function printers sold in Germany before January 1, 2008 remains uncertain.
Canon is involved in various claims and legal actions, including those noted above, arising in the ordinary course of business. Canon has recorded provisions for liabilities when it is probable that liabilities have been incurred and the amount of loss can be reasonably estimated. Canon reviews these provisions at least quarterly and adjusts these provisions to reflect the impact of the negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Based on its experience, Canon believes that any damage amounts claimed in the specific matters discussed above and other outstanding matters are not a meaningful indicator of Canon’s potential liability. In the opinion of management, the ultimate disposition of outstanding matters would not have a material adverse effect on Canon’s consolidated financial position, results of operations, or cash flows. However, litigation is inherently unpredictable. While Canon believes that it has valid defenses with respect to legal matters pending against it, it is possible that Canon’s consolidated financial position, results of operations, or cash flows could be materially affected in any particular period by the unfavorable resolution of one or more of these matters.

Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2010
Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk [Abstract]
Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk
20. Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk
Fair value of financial instruments
The estimated fair values of Canon’s financial instruments at December 31, 2010 and 2009 are set forth below. The following summary excludes cash and cash equivalents, trade receivables, finance receivables, noncurrent receivables, short-term loans, trade payables and accrued expenses for which fair values approximate their carrying amounts. The summary also excludes investments which are disclosed in Note 2.

	December 31
	2010		2009
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(Millions of yen)
Long-term debt, including current installments	¥(9,260)	¥(9,245)	¥(9,781)	¥(9,777)
Foreign exchange contracts:
Assets	11,950	11,950	752	752
Liabilities	(913)	(913)	(7,210)	(7,210)
The following methods and assumptions are used to estimate the fair value in the above table.
Long-term debt
The fair values of Canon’s long-term debt instruments are based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity.
Foreign exchange contracts
The fair values of foreign exchange contracts are measured based on the market price obtained from financial institutions.
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Concentrations of credit risk
At December 31, 2010 and 2009, one customer accounted for approximately 21% and 22% of consolidated trade receivables, respectively. Although Canon does not expect that the customer will fail to meet its obligations, Canon is potentially exposed to concentrations of credit risk if the customer failed to perform according to the terms of the contracts.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements
21. Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.
Assets and liabilities measured at fair value on a recurring basis
The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2010 and 2009.

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥249,907	¥—	¥249,907
Available-for-sale (current):
Government bonds	1	—	—	1
Corporate bonds	—	—	1,000	1,000
Available-for-sale (noncurrent):
Government bonds	161	—	—	161
Corporate bonds	—	44	950	994
Fund trusts	10	1,788	—	1,798
Equity securities	23,402	—	—	23,402
Derivatives	—	11,950	—	11,950

Total assets	¥23,574	¥263,689	¥1,950	¥289,213

Liabilities:
Derivatives	¥—	¥913	¥—	¥913

Total liabilities	¥—	¥913	¥—	¥913

	December 31, 2009
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥184,856	¥—	¥184,856
Available-for-sale (current):
Government bonds	222	—	—	222
Available-for-sale (noncurrent):
Government bonds	204	—	—	204
Corporate bonds	—	29	1,340	1,369
Fund trusts	1,589	979	—	2,568
Equity securities	17,726	—	—	17,726
Derivatives	—	752	—	752

Total assets	¥19,741	¥186,616	¥1,340	¥207,697

Liabilities:
Derivatives	—	¥7,210	¥—	¥7,210

Total liabilities	¥—	¥7,210	¥—	¥7,210

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active. Level 3 investments are mainly comprised of corporate bonds, which are valued based on cost approach, using unobservable inputs as the market for the assets was not active at the measurement date.
Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.
The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2010 and 2009.

	Years ended December 31
	2010	2009
	(Millions of yen)
Balance at beginning of year	¥1,340	¥1,516
Total gains or losses (realized or unrealized):
Included in earnings	(79)	(221)
Included in other comprehensive income (loss)	(7)	(1)
Purchases, issuances, and settlements	696	46

Balance at end of year	¥1,950	¥1,340

Gains and losses included in earnings are mainly related to corporate bonds still held at December 31, 2010 and 2009, and are reported in “Other, net” in the consolidated statements of income.
Assets and liabilities measured at fair value on a nonrecurring basis
During the year ended December 31, 2010, non-marketable equity securities with a carrying amount of ¥5,000 million were written down to their fair value of ¥2,422 million and equity securities accounted for by the equity method with a carrying amount of ¥33,984 million were written down to their fair value of ¥15,164 million, resulting in an other-than-temporary impairment charge totaling ¥21,398 million, which was included in earnings. The non-marketable equity securities were classified as Level 2 instruments and valued based on a market approach using observable inputs such as unadjusted quoted prices for similar instruments in active markets at the measurement date. Equity securities accounted for by the equity method were classified as Level 3 instruments and valued based on a combination of income approach and market approach using both unobservable and observable inputs including the use of inputs such as financial metrics, ratios and projected income of the investees and appropriate comparable public companies.
During the year ended December 31, 2009, long-lived assets held and used with a carrying amount of ¥15,390 million were written down to their fair value of zero, resulting in an impairment charge of ¥15,390 million, and non-marketable equity securities with a carrying amount of ¥1,468 million were written down to their fair value of ¥480 million, resulting in an other-than-temporary impairment charge of ¥988 million, which was included in earnings. Both the long-lived assets and the non-marketable equity securities were classified as Level 3 instruments and valued based on an income approach using unobservable inputs such as estimate of future cash flows.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
22. Supplemental Cash Flow Information
During the year ended December 31, 2010, the Company executed three separate share exchanges under which the Company made its three listed subsidiaries, Canon Finetech Inc., Canon Machinery Inc. and Tokki Corporation, its wholly owned subsidiaries. The Company issued no new shares, as it issued 10,000,853 shares of treasury stock for these transactions in total.
As a result of the share exchanges, the carrying amount of the Company’s noncontrolling interest in Canon Finetech Inc., Canon Machinery Inc. and Tokki Corporation was decreased from ¥38,644 million to zero.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information
23. Segment Information
Canon operates its business in three segments: the Office Business Unit, the Consumer Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.
The primary products included in each segment are as follows:
Office Business Unit: Office network digital MFDs / Color network digital MFDs / Personal-use network digital MFDs / Office copying machines / Full-color copying machines / Personal-use copying machines / Laser printers / Large format inkjet printers / Digital production printers
Consumer Business Unit: Digital SLR cameras / Compact digital cameras / Interchangeable lenses / Digital video camcorders / Inkjet multifunction peripherals / Single function inkjet printers / Image scanners / Broadcasting equipment
Industry and Others Business Unit: Semiconductor lithography equipment / LCD lithography equipment / Medical image recording equipment / Ophthalmic products / Magnetic heads / Micromotors / Computers / Handy terminals / Document scanners / Calculators
The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1. Canon evaluates performance of, and allocates resources to, each segment based on operating profit.
Information about operating results and assets for each segment as of and for the years ended December 31, 2010, 2009 and 2008 is as follows:

			Industry and	Corporate and
	Office	Consumer	Others	eliminations	Consolidated
	(Millions of yen)

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

2009:
Net sales:
External customers	¥1,635,056	¥1,299,194	¥274,951	¥—	¥3,209,201
Intersegment	10,020	1,966	83,047	(95,033)	—

Total	1,645,076	1,301,160	357,998	(95,033)	3,209,201

Operating cost and expenses	1,415,680	1,117,668	433,954	24,844	2,992,146

Operating profit (loss)	¥229,396	¥183,492	¥(75,956)	¥(119,877)	¥217,055

Total assets	¥745,646	¥437,160	¥359,635	¥2,305,116	¥3,847,557
Depreciation and amortization	90,878	48,701	60,770	115,044	315,393
Capital expenditures	96,718	27,503	25,644	108,387	258,252

2008:
Net sales:
External customers	¥2,223,253	¥1,453,647	¥417,261	¥—	¥4,094,161
Intersegment	23,356	2,428	105,144	(130,928)	—

Total	2,246,609	1,456,075	522,405	(130,928)	4,094,161

Operating cost and expenses	1,789,263	1,232,951	570,281	5,592	3,598,087

Operating profit (loss)	¥457,346	¥223,124	¥(47,876)	¥(136,520)	¥496,074

Total assets	¥822,660	¥502,927	¥453,581	¥2,190,766	¥3,969,934
Depreciation and amortization	99,962	58,082	71,557	111,736	341,337
Capital expenditures	139,046	52,641	31,445	180,268	403,400
Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, finance receivables, investments, deferred tax assets, goodwill and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.
Information by major geographic area as of and for the years ended December 31, 2010, 2009 and 2008 is as follows:

	2010	2009	2008
		(Millions of yen)

Net sales:
Japan	¥695,749	¥702,344	¥868,280
Americas	1,023,299	894,154	1,154,571
Europe	1,172,474	995,150	1,341,400
Asia and Oceania	815,379	617,553	729,910

Total	¥3,706,901	¥3,209,201	¥4,094,161

Long-lived assets:
Japan	¥1,104,949	¥1,205,887	¥1,314,092
Americas	69,034	59,273	43,435
Europe	108,160	44,875	47,392
Asia and Oceania	72,846	77,146	71,407

Total	¥1,354,989	¥1,387,181	¥1,476,326

Net sales are attributed to areas based on the location where the product is shipped to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States are ¥836,645 million, ¥793,428 million and ¥1,043,333 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Long-lived assets represent property, plant and equipment and intangible assets for each geographic area.
The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2010, 2009 and 2008. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information as supplemental information based on the disclosure requirements of the Japanese Financial Instruments and Exchange Law.

					Corporate and
	Japan	Americas	Europe	Asia and Oceania	eliminations	Consolidated
	(Millions of yen)

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

2009:
Net sales:
External customers	¥827,762	¥871,633	¥991,336	¥518,470	¥—	¥3,209,201
Intersegment	1,714,375	1,263	919	534,147	(2,250,704)	—

Total	2,542,137	872,896	992,255	1,052,617	(2,250,704)	3,209,201
Operating cost and expenses	2,288,471	860,863	964,606	1,019,208	(2,141,002)	2,992,146

Operating profit	¥253,666	¥12,033	¥27,649	¥33,409	¥(109,702)	¥217,055

Total assets	¥1,386,511	¥198,094	¥378,477	¥384,795	¥1,499,680	¥3,847,557

2008:
Net sales:
External customers	¥998,676	¥1,141,560	¥1,337,147	¥616,778	¥—	¥4,094,161
Intersegment	2,318,521	3,758	4,329	670,678	(2,997,286)	—

Total	3,317,197	1,145,318	1,341,476	1,287,456	(2,997,286)	4,094,161
Operating cost and expenses	2,812,645	1,136,288	1,314,942	1,247,156	(2,912,944)	3,598,087

Operating profit	¥504,552	¥9,030	¥26,534	¥40,300	¥(84,342)	¥496,074

Total assets	¥1,607,653	¥203,255	¥417,562	¥344,638	¥1,396,826	¥3,969,934

Subsequent Event	12 Months Ended
Dec. 31, 2010
Subsequent Event [Abstract]
Subsequent Event
24. Subsequent Event
     On March 11, 2011, Japan experienced a massive earthquake and tsunami off the Pacific coast of Northeastern Japan. The earthquake caused damage to inventories and buildings at manufacturing facilities primarily in the Company’s Utsunomiya Plant, and Fukushima Canon Inc., a manufacturing subsidiary. In addition, certain distribution warehouses of the Company and Canon Marketing Japan Inc., a sales subsidiary, located in Northeastern Japan sustained damage to inventories. Production operations have been suspended at certain plants of the Company and its manufacturing subsidiaries and Canon is currently taking action to resume operations. Canon cannot estimate the effect of the earthquake on its consolidated results of operations and financial condition as of the issuance date of the consolidated financial statements.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

	Balance at	Addition-	Deduction	Translation	Balance
	beginning of	charged to	bad debts	adjustments	at end of
	period	income	written off	and other	period
	(Millions of yen)
Year ended December 31, 2010:
Allowance for doubtful receivables
Trade receivables	¥11,343	¥787	¥(2,038)	¥4,828	¥14,920

Finance receivables	9,023	1,995	(3,103)	68	7,983

Year ended December 31, 2009:
Allowance for doubtful receivables
Trade receivables	¥9,318	¥3,054	¥(1,474)	¥445	¥11,343

Finance receivables	8,268	3,465	(2,829)	119	9,023

Year ended December 31, 2008:
Allowance for doubtful receivables
Trade receivables	¥14,547	¥1,304	¥(3,618)	¥(2,915)	¥9,318

Finance receivables	8,590	2,978	(1,282)	(2,018)	8,268

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Basis of Presentation and Significant Accounting Policies (Policies) [Abstract]
Description of Business
(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, consumer products and industry and other products. Office products consist mainly of network digital multifunction devices (“MFDs”), copying machines, laser printers, large format inkjet printers and digital production printers. Consumer products consist mainly of digital single-lens reflex (“SLR”) cameras, compact digital cameras, interchangeable lenses, digital video camcorders, inkjet multifunction peripherals, single function inkjet printers, image scanners and broadcasting equipment. Industry and other products consist mainly of semiconductor lithography equipment, lithography equipment for liquid crystal display (“LCD”) panels, and medical equipment. Canon’s consolidated net sales for the years ended December 31, 2010, 2009 and 2008 were distributed as follows: the Office Business Unit 54%, 51% and 55%, the Consumer Business Unit 38%, 41% and 35%, the Industry and Others Business Unit 12%, 11% and 13%, and elimination between segments 4%, 3% and 3%, respectively. These percentages were computed by dividing segment net sales, including intersegment sales, by consolidated net sales, based on the segment operating results described in Note 23.

Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. Approximately 81%, 78% and 79% of consolidated net sales for the years ended December 31, 2010, 2009 and 2008 were generated outside Japan, with 28%, 28% and 28% in the Americas, 32%, 31% and 33% in Europe, and 21%, 19% and 18% in Asia and Oceania, respectively.

Canon sells laser printers on an OEM basis to Hewlett-Packard Company; such sales constituted approximately 20%, 20% and 23% of consolidated net sales for the years ended December 31, 2010, 2009 and 2008, respectively, and are included in the Office Business Unit.

Canon’s manufacturing operations are conducted primarily at 26 plants in Japan and 19 overseas plants which are located in countries or regions such as the United States, Germany, France, Netherlands, Taiwan, China, Malaysia, Thailand and Vietnam.

Basis of Presentation
(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.

Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“GAAP”). These adjustments were not recorded in the statutory books of account.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

Use of Estimates
(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of revenue recognition, allowance for doubtful receivables, valuation of inventories, impairment of long-lived assets, environmental liabilities, valuation of deferred tax assets, uncertain tax positions and employee retirement and severance benefit obligations. Actual results could differ materially from those estimates.

Translation of Foreign Currencies
(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).

Gains and losses resulting from foreign currency transactions, including foreign exchange contracts, and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses were net gains of ¥3,089 million and ¥1,842 million for the years ended December 31, 2010 and 2009, respectively, and was a net loss of ¥11,212 million for the year ended December 31, 2008.

Cash Equivalents
(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months classified as available-for-sale securities of ¥249,907 million and ¥184,856 million at December 31, 2010 and 2009, respectively, are included in cash and cash equivalents in the consolidated balance sheets. Additionally, certain debt securities with original maturities of less than three months classified as held-to-maturity securities of ¥1,000 million and ¥999 million at December 31, 2010 and 2009, respectively, are also included in cash and cash equivalents. Fair value for these securities approximates their cost.

Investments
(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and marketable equity securities, investments in affiliated companies and non-marketable equity securities. Canon reports investments with maturities of less than one year as short-term investments.

Canon classifies investments in debt and marketable equity securities as available-for-sale or held-to-maturity securities. Canon does not hold any trading securities, which are bought and held primarily for the purpose of sale in the near term.

Available-for-sale securities are recorded at fair value. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. Unrealized holding gains and losses, net of the related tax effect, are reported as a separate component of other comprehensive income (loss) until realized. Held-to-maturity securities are recorded at amortized cost, adjusted for amortization of premiums and accretion of discounts.

Available-for-sale and held-to-maturity securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, impairments are separated into the amount related to credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income (loss). For debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, impairments in their entirety are recognized in earnings. For equity securities for which the declines are deemed to be other-than-temporary, impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.

Realized gains and losses are determined by the average cost method and reflected in earnings.

Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities in companies over which Canon does not have the ability to exercise significant influence are stated at cost and reviewed periodically for impairment.

Allowance for Doubtful Receivables
(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the average method for domestic inventories and principally by the first-in, first-out method for overseas inventories.

Impairment of Long-Lived Assets
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Property, Plant and Equipment
(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.

The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the period ranging from 2 years to 5 years.

Goodwill and Other Intangible Assets
(l)	Goodwill and Other Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. Canon performs its impairment test of goodwill using the two-step approach at the reporting unit level, which is one level below the operating segment level. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon performs the second step to measure an impairment charge in the amount by which the carrying amount of a reporting unit’s goodwill exceeds its implied fair value. Intangible assets with finite useful lives consist primarily of software, license fees, patented technologies and customer relationships. Software and license fees are amortized using the straight-line method over the estimated useful lives, which range from 3 years to 5 years for software and 5 years to 10 years for license fees. Patented technologies are amortized using the straight-line method principally over the estimated useful life of 3 years. Customer relationships are amortized principally using the declining-balance method over the estimated useful life of 5 years. Certain costs incurred in connection with developing or obtaining internal use software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal use software are capitalized at the application development stage. In addition, Canon develops or obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

Environmental Liabilities
(m)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

Income Taxes
(n)	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.

Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Stock-Based Compensation
(o)	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

Net Income Attributable to Canon Inc. Stockholders per Share
(p)	Net Income Attributable to Canon Inc. Stockholders per Share

Basic net income attributable to Canon Inc. stockholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. stockholders per share includes the effect from potential issuances of common stock based on the assumptions that all convertible debentures were converted into common stock and all stock options were exercised.

Revenue Recognition
(q)	Revenue Recognition

Canon generates revenue principally through the sale of office and consumer products, equipment, supplies, and related services under separate contractual arrangements. Canon recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable, and collectibility is probable.

Revenue from sales of office products, such as office network digital MFDs and laser printers, and consumer products, such as digital cameras and inkjet multifunction peripherals, is recognized upon shipment or delivery, depending upon when title and risk of loss transfer to the customer.

Revenue from sales of optical equipment, such as semiconductor lithography equipment and LCD lithography equipment that are sold with customer acceptance provisions related to their functionality, is recognized when the equipment is installed at the customer site and the specific criteria of the equipment functionality are successfully tested and demonstrated by Canon. Service revenue is derived primarily from separately priced product maintenance contracts on equipment sold to customers and is measured at the stated amount of the contract and recognized as services are provided.

Canon also offers separately priced product maintenance contracts for most office products, for which the customer typically pays a stated base service fee plus a variable amount based on usage. Revenue from these service maintenance contracts is measured at the stated amount of the contract and recognized as services are provided and variable amounts are earned.

Revenue from the sale of equipment under sales-type leases is recognized at the inception of the lease. Income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When equipment leases are bundled with product maintenance contracts, revenue is first allocated considering the relative fair value of the lease and non-lease deliverables based upon the estimated relative fair values of each element. Lease deliverables generally include equipment, financing and executory costs, while non-lease deliverables generally consist of product maintenance contracts and supplies.

For all other arrangements with multiple elements, Canon allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting. Otherwise, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Canon records estimated reductions to sales at the time of sale for sales incentive programs including product discounts, customer promotions and volume-based rebates. Estimated reductions in sales are based upon historical trends and other known factors at the time of sale. In addition, Canon provides price protection to certain resellers of its products, and records reductions to sales for the estimated impact of price protection obligations when announced.

Estimated product warranty costs are recorded at the time revenue is recognized and are included in selling, general and administrative expenses in the consolidated statements of income. Estimates for accrued product warranty costs are based on historical experience, and are affected by ongoing product failure rates, specific product class failures outside of the baseline experience, material usage and service delivery costs incurred in correcting a product failure.

Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.

Research and Development Costs
(r)	Research and Development Costs

Research and development costs are expensed as incurred.

Advertising Costs
(s)	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥94,794 million, ¥78,009 million and ¥112,810 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Shipping and Handling Costs
(t)	Shipping and Handling Costs

Shipping and handling costs totaled ¥56,306 million, ¥45,966 million and ¥62,128 million for the years ended December 31, 2010, 2009 and 2008, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Derivative Financial Instruments
(u)	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.

Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item. Gains and losses from hedging ineffectiveness are included in other income (deductions). Gains and losses related to the components of hedging instruments excluded from the assessment of hedge effectiveness are included in other income (deductions).

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.

Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

Guarantees
(v)	Guarantees

Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.

Recently Issued Accounting Guidance
(w)	Recently Issued Accounting Guidance

In October 2009, the FASB issued new accounting guidance for revenue recognition under multiple-deliverable arrangements. This guidance modifies the criteria for separating consideration under multiple-deliverable arrangements and requires allocation of the overall consideration to each deliverable using the estimated selling price in the absence of vendor-specific objective evidence or third-party evidence of selling price for deliverables. As a result, the residual method of allocating arrangement consideration will no longer be permitted. The guidance also requires additional disclosures about how a vendor allocates revenue in its arrangements and about the significant judgments made and their impact on revenue recognition. This guidance is effective for fiscal years beginning on or after June 15, 2010 and is required to be adopted by Canon no later than the first quarter beginning January 1, 2011 (with early adoption permitted). The provisions are effective prospectively for revenue arrangements entered into or materially modified after the effective date, or retrospectively for all prior periods. Canon does not expect the adoption of this guidance to have a material impact on Canon’s consolidated financial statements.

In October 2009, the FASB issued new accounting guidance for software revenue recognition. This guidance modifies the scope of the software revenue recognition guidance to exclude from its requirements non-software components of tangible products and software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product’s essential functionality. This guidance is effective for fiscal years beginning on or after June 15, 2010 and is required to be adopted by Canon no later than the first quarter beginning January 1, 2011 (with early adoption permitted) using the same effective date and the same transition method used to adopt the guidance for revenue recognition under multiple-deliverable arrangements. Canon does not expect the adoption of this guidance to have a material impact on Canon’s consolidated financial statements.

Reclassifications
(x)	Reclassifications

Certain reclassifications have been made to the prior years’ consolidated statements of cash flows to conform to the current year presentation.

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments (Tables) [Abstract]
Available-for-sale securities

	December 31, 2010
		Gross	Gross
		unrealized	unrealized	Fair
	Cost	holding gains	holding losses	value
	(Millions of yen)
Current:
Government bonds	¥1	¥—	¥—	¥1
Corporate bonds	1,000	—	—	1,000

	¥1,001	¥—	¥—	¥1,001

Noncurrent:
Government bonds	¥183	¥—	¥22	¥161
Corporate bonds	1,017	42	65	994
Fund trusts	1,778	20	—	1,798
Equity securities	18,288	5,768	654	23,402

	¥21,266	¥5,830	¥741	¥26,355

	December 31, 2009
		Gross	Gross
		unrealized	unrealized	Fair
	Cost	holding gains	holding losses	value
	(Millions of yen)
Current:
Government bonds	¥222	¥—	¥—	¥222

Noncurrent:
Government bonds	¥225	¥—	¥21	¥204
Corporate bonds	1,397	27	55	1,369
Fund trusts	2,275	300	7	2,568
Equity securities	11,932	7,295	1,501	17,726

	¥15,829	¥7,622	¥1,584	¥21,867

Maturities of Available-for-sale debt securities and fund trusts

	Cost	Fair value
	(Millions of yen)
Due within one year	¥1,001	¥1,001
Due after one year through five years	952	972
Due after five years through ten years	2,026	1,981

	¥3,979	¥3,954

Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2010
Trade Receivables (Tables) [Abstract]
Trade receivables

	December 31
	2010	2009
	(Millions of yen)
Notes	¥15,441	¥13,037
Accounts	556,983	554,878

	572,424	567,915
Less allowance for doubtful receivables	(14,920)	(11,343)

	¥557,504	¥556,572

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories (Tables) [Abstract]
Inventories

	December 31
	2010	2009
	(Millions of yen)
Finished goods	¥232,584	¥228,161
Work in process	116,679	129,824
Raw materials	35,514	15,256

	¥384,777	¥373,241

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment (Tables) [Abstract]
Property, plant and equipment

	December 31
	2010	2009
	(Millions of yen)
Land	¥266,631	¥258,824
Buildings	1,320,121	1,299,154
Machinery and equipment	1,439,246	1,422,076
Construction in progress	85,673	105,713

	3,111,671	3,085,767
Less accumulated depreciation	(1,909,703)	(1,815,982)

	¥1,201,968	¥1,269,785

Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2010
Finance Receivables and Operating Leases (Tables) [Abstract]
Components of financial receivables

	December 31
	2010	2009
	(Millions of yen)
Total minimum lease payments receivable	¥215,925	¥206,267
Unguaranteed residual values	11,120	14,630
Executory costs	(2,063)	(1,973)
Unearned income	(27,891)	(26,994)

	197,091	191,930
Less allowance for doubtful receivables	(7,983)	(9,023)

	189,108	182,907
Less current portion	(71,500)	(65,146)

	¥117,608	¥117,761

Details of allowance for credit losses

Year ended December 31, 2010
(Millions of yen)
Balance at beginning of year	¥9,023
Charge-offs	(3,103)
Provision	1,995
Other	68

Balance at end of year	¥7,983

Future minimum lease to be received

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2011	¥84,049	¥11,581
2012	60,245	6,449
2013	39,883	3,365
2014	21,143	1,456
2015	9,945	532
Thereafter	660	163

	¥215,925	¥23,546

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions (Tables) [Abstract]
Estimated fair values of the assets acquired and liabilities assumed at acquisition date

(Millions of yen)
Current assets	¥122,248

Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612

Total assumed liabilities	247,458

Net assets acquired	¥102,154

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets (Tables) [Abstract]
Components of intangible assets subject to amortization

	December 31, 2010		December 31, 2009
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
		(Millions of yen)
Software	¥200,245	¥109,200	¥198,276	¥114,410
Customer relationships	37,637	12,107	8,585	2,245
Patented technologies	25,425	9,377	11,648	2,878
License fees	22,108	14,436	23,889	13,546
Other	16,686	4,641	10,377	3,135

	¥302,101	¥149,761	¥252,775	¥136,214

Changes in the carrying amount of goodwill

	Year ended December 31, 2010
			Industry and
	Office	Consumer	Others	Total
		(Millions of yen)
Balance at beginning of year	¥39,845	¥13,303	¥2,723	¥55,871
Goodwill acquired during the year	79,156	—	3,719	82,875
Translation adjustments and other	(11,700)	(917)	(940)	(13,557)

Balance at end of year	¥107,301	¥12,386	¥5,502	¥125,189

	Year ended December 31, 2009
			Industry and
	Office	Consumer	Others	Total
		(Millions of yen)
Balance at beginning of year	¥36,966	¥13,279	¥509	¥50,754
Goodwill acquired during the year	2,462	—	2,343	4,805
Translation adjustments and other	417	24	(129)	312

Balance at end of year	¥39,845	¥13,303	¥2,723	¥55,871

Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Short-Term Loans and Long-Term Debt (Tables) [Abstract]
Long-term debt

	December 31
	2010	2009
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.83% and 0.30% at December 31, 2010 and 2009, respectively	¥1,013	¥20
Capital lease obligations	8,247	9,761

	9,260	9,781
Less current portion	(5,129)	(4,869)

	¥4,131	¥4,912

Aggregate annual maturities of long-term debt outstanding

(Millions of yen)
Year ending December 31:
2011	¥5,129
2012	1,799
2013	1,062
2014	833
2015	322
Thereafter	115

¥9,260

Trade Payables (Tables)	12 Months Ended
Dec. 31, 2010
Trade Payables (Tables) [Abstract]
Trade payables

	December 31
	2010	2009
	(Millions of yen)
Notes	¥13,676	¥7,608
Accounts	369,575	331,505

	¥383,251	¥339,113

Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Employee Retirement and Severance Benefits (Tables) [Abstract]
Benefit obligations and the fair value of the plan assets

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥551,320	¥521,985	¥94,170	¥78,468
Service cost	23,331	21,759	5,660	2,426
Interest cost	12,636	12,535	11,792	4,251
Plan participants’ contributions	—	—	2,460	1,177
Amendments	(423)	(674)	(149)	—
Actuarial (gain) loss	22,290	10,822	(5,946)	3,533
Benefits paid	(15,880)	(15,107)	(7,458)	(1,784)
Acquisition	—	—	198,754	—
Foreign currency exchange rate changes	—	—	(38,153)	6,099

Benefit obligations at end of year	593,274	551,320	261,130	94,170
Change in plan assets:
Fair value of plan assets at beginning of year	457,208	429,870	75,058	62,996
Actual return on plan assets	4,533	26,616	19,307	4,844
Employer contributions	13,283	15,173	8,152	3,059
Plan participants’ contributions	—	—	2,460	1,177
Benefits paid	(14,934)	(14,451)	(7,413)	(1,784)
Acquisition	—	—	128,043	—
Foreign currency exchange rate changes	—	—	(27,772)	4,766

Fair value of plan assets at end of year	460,090	457,208	197,835	75,058

Funded status at end of year	¥(133,184)	¥(94,112)	¥(63,295)	¥(19,112)

Amounts recognized in the consolidated balance sheets

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Other assets	¥345	¥707	¥1,318	¥2,069
Accrued expenses	—	—	(533)	(96)
Accrued pension and severance cost	(133,529)	(94,819)	(64,080)	(21,085)

	¥(133,184)	¥(94,112)	¥(63,295)	¥(19,112)

Recognized accumulated other comprehensive income (loss) before income taxes

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Actuarial loss	¥257,625	¥237,822	¥3,538	¥19,411
Prior service credit	(142,473)	(155,928)	(486)	(670)
Net transition obligation	722	1,444	—	—

	¥115,874	¥83,338	¥3,052	¥18,741

Accumulated benefit obligation for all defined benefit plans

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Accumulated benefit obligation	¥565,406	¥522,582	¥216,239	¥80,361

Plans with projected benefit obligations in excess of plan assets and plans with accumulated benefit obligations in excess of plan assets

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥589,391	¥545,466	¥258,326	¥94,123
Fair value of plan assets	455,862	450,647	193,713	72,942

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥559,468	¥509,638	¥144,225	¥80,314
Fair value of plan assets	453,342	442,756	122,590	72,942

Net periodic benefit cost for employee retirement and severance defined benefit plans

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2010	2009	2008	2010	2009	2008
	(Millions of yen)
Service cost	¥23,331	¥21,759	¥20,786	¥5,660	¥2,426	¥3,141
Interest cost	12,636	12,535	12,253	11,792	4,251	4,991
Expected return on plan assets	(16,591)	(15,808)	(19,721)	(10,540)	(4,211)	(5,519)
Amortization of net transition obligation	722	722	722	—	—	—
Amortization of prior service credit	(13,878)	(13,650)	(13,373)	(116)	(98)	(271)
Amortization of actuarial loss	14,545	13,923	7,068	1,050	1,014	898

	¥20,765	¥19,481	¥7,735	¥7,846	¥3,382	¥3,240

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)

	Japanese plans		Foreign plans
	Years ended December 31		Years ended December 31
	2010	2009	2010	2009
	(Millions of yen)
Current year actuarial (gain) loss	¥34,348	¥14	¥(14,713)	¥2,900
Amortization of actuarial loss	(14,545)	(13,923)	(1,050)	(1,014)
Prior service credit due to amendments	(423)	(674)	(149)	—
Amortization of prior service credit	13,878	13,650	116	98
Amortization of net transition obligation	(722)	(722)	—	—

	¥32,536	¥(1,655)	¥(15,796)	¥1,984

Summary of estimated defined benefit pension plans amortized from acumulated other comprehensive income (loss) into next year benefit cost

	Japanese plans	Foreign plans
	(Millions of yen)
Net transition obligation	¥722	¥—
Prior service credit	(13,574)	(132)
Actuarial loss	14,562	500

Weighted-average assumptions used to determine benefit obligations

	Japanese plans		Foreign plans
	December 31		December 31
	2010	2009	2010	2009
Discount rate	2.1%	2.3%	4.9%	5.2%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.9%	3.5%

Weighted-average assumptions used to determine net periodic benefit cost

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2010	2009	2008	2010	2009	2008
Discount rate	2.3%	2.4%	2.5%	4.9%	5.3%	5.1%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.9%	2.8%	3.1%	3.1%
Expected long-term rate of return on plan assets	3.6%	3.7%	3.7%	6.1%	6.2%	6.5%

Fair values of Company's pension plans assets

	December 31, 2010
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥50,177	¥—	¥—	¥50,177	¥—	¥—	¥—	¥—
Foreign companies	5,352	—	—	5,352	3,474	—	—	3,474
Pooled funds (b)	—	90,597	—	90,597	—	80,666	—	80,666
Debt securities:
Government bonds (c)	9,687	—	—	9,687	2,074	—	—	2,074
Municipal bonds	—	323	—	323	—	—	—	—
Corporate bonds	—	6,518	—	6,518	—	—	—	—
Pooled funds (d)	—	194,286	—	194,286	—	104,650	—	104,650
Mortgage backed securities (and other asset backed securities)	—	1,980	—	1,980	—	232	—	232
Life insurance company general accounts	—	91,610	—	91,610	—	—	—	—
Other assets	—	8,521	1,039	9,560	—	6,739	—	6,739

	¥65,216	¥393,835	¥1,039	¥460,090	¥5,548	¥192,287	¥—	¥197,835

	December 31, 2009
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥48,844	¥—	¥—	¥48,844	¥—	¥—	¥—	¥—
Foreign companies	5,444	—	—	5,444	3,898	—	—	3,898
Pooled funds (f)	—	85,353	—	85,353	—	47,290	—	47,290
Debt securities:
Government bonds (g)	14,803	—	—	14,803	1,581	—	—	1,581
Municipal bonds	—	879	—	879	—	—	—	—
Corporate bonds	—	7,665	—	7,665	—	6,673	—	6,673
Pooled funds (h)	—	189,870	—	189,870	—	9,343	—	9,343
Mortgage backed securities (and other asset backed securities)	—	943	—	943	—	256	—	256
Life insurance company general accounts	—	94,269	—	94,269	—	—	—	—
Other assets	—	8,367	771	9,138	—	6,017	—	6,017

	¥69,091	¥387,346	¥771	¥457,208	¥5,479	¥69,579	¥—	¥75,058

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million at December 31, 2010.

(b)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.

(c)	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.

(d)	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥950 million at December 31, 2009.

(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.

(g)	This class includes approximately 80% Japanese government bonds and 20% foreign government bonds.

(h)	These funds invest in approximately 55% Japanese government bonds, 25% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds.

Benefit payments, reflect expected future service

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2011	¥14,442	¥9,199
2012	15,397	9,420
2013	16,779	9,801
2014	17,692	10,045
2015	19,552	10,483
2016 – 2020	123,422	61,020

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Components of income before income taxes and the current and deferred income tax expense (benefit)

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

	Year ended December 31, 2009
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥130,857	¥88,498	¥219,355

Income taxes:
Current	¥45,079	¥18,331	¥63,410
Deferred	15,415	5,297	20,712

	¥60,494	¥23,628	¥84,122

	Year ended December 31, 2008
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥382,299	¥98,848	¥481,147

Income taxes:
Current	¥168,428	¥24,857	¥193,285
Deferred	(34,073)	1,576	(32,497)

	¥134,355	¥26,433	¥160,788

Reconciliation of the Japanese statutory income tax rate and the effective income tax rate

	Years ended December 31
	2010	2009	2008
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.9	0.5
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.5)	(5.4)	(2.6)
Tax credit for research and development expenses	(5.1)	(2.8)	(4.6)
Change in valuation allowance	2.8	5.4	0.1
Other	0.7	0.2	0.0

Effective income tax rate	35.7%	38.3%	33.4%

Net deferred income tax assets and liabilities

	December 31
	2010	2009
	(Millions of yen)
Prepaid expenses and other current assets	¥69,197	¥94,798
Other assets	136,727	117,263
Other current liabilities	(2,149)	(2,018)
Other noncurrent liabilities	(47,827)	(36,278)

	¥155,948	¥173,765

Tax effects of temporary differences to the deferred tax assets and deferred tax liabilities

	December 31
	2010	2009
	(Millions of yen)
Deferred tax assets:
Inventories	¥23,836	¥24,121
Accrued business tax	6,200	3,861
Accrued pension and severance cost	78,552	52,639
Research and development — costs capitalized for tax purposes	14,740	45,718
Property, plant and equipment	41,737	53,011
Accrued expenses	35,823	29,409
Net operating losses carried forward	28,373	12,305
Other	52,869	44,709

	282,130	265,773
Less valuation allowance	(35,307)	(22,188)

Total deferred tax assets	246,823	243,585
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,215)	(8,023)
Net unrealized gains on securities	(2,119)	(2,052)
Tax deductible reserve	(6,038)	(7,797)
Financing lease revenue	(37,353)	(35,505)
Prepaid pension and severance cost	(2,018)	(314)
Other	(35,132)	(16,129)

Total deferred tax liabilities	(90,875)	(69,820)

Net deferred tax assets	¥155,948	¥173,765

Periods available to reduce future taxable income

(Millions of yen)
Within one year	¥511
After one year through five years	9,601
After five years through ten years	47,961
After ten years through twenty years	28,689
Indefinite period	26,017

Total	¥112,779

Reconciliation of beginning and ending amount of unrecognized tax benefits

	Years ended December 31
	2010	2009	2008
	(Millions of yen)
Balance at beginning of year	¥13,235	¥12,689	¥15,791
Additions for tax positions of the current year	73	—	8,700
Additions for tax positions of prior years	805	1,442	1,354
Reductions for tax positions of prior years	(8,354)	(1,106)	(8,512)
Settlements with tax authorities	(2,471)	—	(1,208)
Additions from acquisitions	4,066	—	—
Other	(1,319)	210	(3,436)

Balance at end of year	¥6,035	¥13,235	¥12,689

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income (Loss) (Tables) [Abstract]
Change in accumulated other comprehensive income (loss)

	Years ended December 31
	2010	2009	2008
	(Millions of yen)
Foreign currency translation adjustments:
Balance at beginning of year	¥(202,628)	¥(235,968)	¥22,796
Adjustments for the year	(122,984)	33,340	(258,764)

Balance at end of year	(325,612)	(202,628)	(235,968)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,285	1,135	6,287
Adjustments for the year	(265)	2,150	(5,152)

Balance at end of year	3,020	3,285	1,135
Net gains and losses on derivative instruments:
Balance at beginning of year	71	1,493	(849)
Adjustments for the year	846	(1,422)	2,342

Balance at end of year	917	71	1,493
Pension liability adjustments:
Balance at beginning of year	(61,546)	(59,480)	6,436
Adjustments for the year	(7,238)	(2,066)	(65,916)

Balance at end of year	(68,784)	(61,546)	(59,480)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(260,818)	(292,820)	34,670
Adjustments for the year	(129,641)	32,002	(327,490)

Balance at end of year	¥(390,459)	¥(260,818)	¥(292,820)

Tax effects allocated to other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests

	Years ended December 31
	Before-tax	Tax (expense)	Net-of-tax
	amount	or benefit	amount
	(Millions of yen)
2010:
Foreign currency translation adjustments	¥(128,271)	¥1,353	¥(126,918)
Net unrealized gains and losses on securities:
Amount arising during the year	(2,179)	671	(1,508)
Reclassification adjustments for gains and losses realized in net income	1,320	42	1,362

Net change during the year	(859)	713	(146)
Net gains and losses on derivative instruments:
Amount arising during the year	8,409	(3,573)	4,836
Reclassification adjustments for gains and losses realized in net income	(6,990)	2,921	(4,069)

Net change during the year	1,419	(652)	767
Pension liability adjustments:
Amount arising during the year	(19,170)	8,314	(10,856)
Reclassification adjustments for gains and losses realized in net income	2,323	(794)	1,529

Net change during the year	(16,847)	7,520	(9,327)

Other comprehensive income (loss)	¥(144,558)	¥8,934	¥(135,624)

2009:
Foreign currency translation adjustments	¥35,459	¥(2,089)	¥33,370
Net unrealized gains and losses on securities:
Amount arising during the year	2,231	(1,333)	898
Reclassification adjustments for gains and losses realized in net income	2,205	(886)	1,319

Net change during the year	4,436	(2,219)	2,217
Net gains and losses on derivative instruments:
Amount arising during the year	298	(119)	179
Reclassification adjustments for gains and losses realized in net income	(2,670)	1,068	(1,602)

Net change during the year	(2,372)	949	(1,423)
Pension liability adjustments:
Amount arising during the year	(4,115)	1,891	(2,224)
Reclassification adjustments for gains and losses realized in net income	1,911	(632)	1,279

Net change during the year	(2,204)	1,259	(945)

Other comprehensive income (loss)	¥35,319	¥(2,100)	¥33,219

2008:
Foreign currency translation adjustments	¥(266,568)	¥5,893	¥(260,675)
Net unrealized gains and losses on securities:
Amount arising during the year	(17,485)	6,992	(10,493)
Reclassification adjustments for gains and losses realized in net income	7,752	(3,101)	4,651

Net change during the year	(9,733)	3,891	(5,842)
Net gains and losses on derivative instruments:
Amount arising during the year	23,121	(9,248)	13,873
Reclassification adjustments for gains and losses realized in net income	(19,219)	7,688	(11,531)

Net change during the year	3,902	(1,560)	2,342
Pension liability adjustments:
Amount arising during the year	(111,215)	39,233	(71,982)
Reclassification adjustments for gains and losses realized in net income	(4,956)	2,073	(2,883)

Net change during the year	(116,171)	41,306	(74,865)

Other comprehensive income (loss)	¥(388,570)	¥49,530	¥(339,040)

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation (Tables) [Abstract]
Fair value of option award estimated on date of grant using Black-Scholes option pricing model

	Years ended December 31
	2010	2009	2008

Expected term of option (in years)	4.0	4.0	4.0
Expected volatility	38.00%	40.08%	37.39%
Dividend yield	2.53%	3.51%	2.10%
Risk-free interest rate	0.45%	0.64%	0.95%

Summary of option activity under the stock option plans

			Weighted-average
		Weighted-average	remaining	Aggregate
	Shares	exercise price	contractual term	intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2008	—	¥—
Granted	592,000	5,502
Forfeited	—	—

Outstanding at December 31, 2008	592,000	5,502	3.3	¥—
Granted	954,000	3,287
Forfeited	(34,000)	4,851

Outstanding at December 31, 2009	1,512,000	4,119	3.0	588
Granted	890,000	4,573
Exercised	—	—
Forfeited	(182,000)	3,479

Outstanding at December 31, 2010	2,220,000	¥4,354	2.5	¥722

Exercisable at December 31, 2010	558,000	¥5,502	1.3	¥—

Summary of nonvested shares

	Year ended December 31, 2010
		Weighted-average
	Shares	grant-date fair value
		(Yen)
Nonvested at January 1,2010	1,512,000	¥905
Granted	890,000	988
Vested	(558,000)	1,247
Forfeited	(182,000)	745

Nonvested at December 31,2010	1,662,000	¥852

Net Income Attributable to Canon Inc. Stockholders per Share (Tables)	12 Months Ended
Dec. 31, 2010
Net Income Attributable to Company Stockholders per Share (Tables) [Abstract]
Reconciliation of basic and diluted net income attributable to Canon Inc. stockholders per share

	Years ended December 31
	2010	2009	2008
	(Millions of yen)
Net income attributable to Canon Inc.	¥246,603	¥131,647	¥309,148
Effect of dilutive securities:
1.30% Japanese yen convertible debentures, due 2008	—	—	2

Diluted net income attributable to Canon Inc.	¥246,603	¥131,647	¥309,150

	(Number of shares)
Average common shares outstanding	1,234,817,511	1,234,481,836	1,255,626,490
Effect of dilutive securities:
Stock options	50,603	—	—
1.30% Japanese yen convertible debentures, due 2008	—	—	79,929

Diluted common shares outstanding	1,234,868,114	1,234,481,836	1,255,706,419

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥199.71	¥106.64	¥246.21
Diluted	199.70	106.64	246.20

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivatives and Hedging Activities (Tables) [Abstract]
Foreign exchange contracts contract amount

	December 31
	2010	2009
	(Millions of yen)
To sell foreign currencies	¥466,361	¥494,314
To buy foreign currencies	48,686	30,978

Fair value of derivative instruments in the consolidated balance sheet
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2010	2009
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥2,487	¥ —
Liabilities:
Foreign exchange contracts	Other current liabilities	426	644
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2010	2009
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥9,463	¥752
Liabilities:
Foreign exchange contracts	Other current liabilities	487	6,566

Effect of derivative instruments on the consolidated statement of income

	Years ended December 31
				Gain (loss) recognized in
				income (ineffective
	Gain (loss)	Gain (loss) reclassified from		portion and amount
	recognized in OCI	accumulated OCI into income		excluded from
	(effective portion)	(effective portion)		effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2010:
Foreign exchange contracts	¥1,419	Other, net	¥6,990	Other, net	¥(302)
2009:
Foreign exchange contracts	¥(2,372)	Other, net	¥2,670	Other, net	¥(462)

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2010	2009
		(Millions of yen)

Foreign exchange contracts	Other, net	¥50,794	¥(8,638)

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingent Liabilities (Tables) [Abstract]
Future minimum lease payments required under noncancelable operating leases

(Millions of yen)
Year ending December 31:
2011	¥23,413
2012	22,054
2013	10,290
2014	8,359
2015	5,582
Thereafter	14,102

Total future minimum lease payments	¥83,800

Changes in accrued product warranty cost

	Years ended December 31
	2010	2009
	(Millions of yen)
Balance at beginning of year	¥13,944	¥17,372
Addition	17,605	21,670
Utilization	(14,713)	(22,050)
Other	(3,493)	(3,048)

Balance at end of year	¥13,343	¥13,944

Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2010
Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Tables) [Abstract]
Estimated fair values of Canon's financial instruments

	December 31
	2010		2009
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
	(Millions of yen)
Long-term debt, including current installments	¥(9,260)	¥(9,245)	¥(9,781)	¥(9,777)
Foreign exchange contracts:
Assets	11,950	11,950	752	752
Liabilities	(913)	(913)	(7,210)	(7,210)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements (Tables) [Abstract]
Assets and liabilities measured at fair value on recurring basis

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥249,907	¥—	¥249,907
Available-for-sale (current):
Government bonds	1	—	—	1
Corporate bonds	—	—	1,000	1,000
Available-for-sale (noncurrent):
Government bonds	161	—	—	161
Corporate bonds	—	44	950	994
Fund trusts	10	1,788	—	1,798
Equity securities	23,402	—	—	23,402
Derivatives	—	11,950	—	11,950

Total assets	¥23,574	¥263,689	¥1,950	¥289,213

Liabilities:
Derivatives	¥—	¥913	¥—	¥913

Total liabilities	¥—	¥913	¥—	¥913

	December 31, 2009
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥184,856	¥—	¥184,856
Available-for-sale (current):
Government bonds	222	—	—	222
Available-for-sale (noncurrent):
Government bonds	204	—	—	204
Corporate bonds	—	29	1,340	1,369
Fund trusts	1,589	979	—	2,568
Equity securities	17,726	—	—	17,726
Derivatives	—	752	—	752

Total assets	¥19,741	¥186,616	¥1,340	¥207,697

Liabilities:
Derivatives	—	¥7,210	¥—	¥7,210

Total liabilities	¥—	¥7,210	¥—	¥7,210

Changes in Level 3 assets measured on recurring basis

	Years ended December 31
	2010	2009
	(Millions of yen)
Balance at beginning of year	¥1,340	¥1,516
Total gains or losses (realized or unrealized):
Included in earnings	(79)	(221)
Included in other comprehensive income (loss)	(7)	(1)
Purchases, issuances, and settlements	696	46

Balance at end of year	¥1,950	¥1,340

Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Segment Information (Tables) [Abstract]
Information about operating results and assets for each segment

			Industry and	Corporate and
	Office	Consumer	Others	eliminations	Consolidated
	(Millions of yen)

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

2009:
Net sales:
External customers	¥1,635,056	¥1,299,194	¥274,951	¥—	¥3,209,201
Intersegment	10,020	1,966	83,047	(95,033)	—

Total	1,645,076	1,301,160	357,998	(95,033)	3,209,201

Operating cost and expenses	1,415,680	1,117,668	433,954	24,844	2,992,146

Operating profit (loss)	¥229,396	¥183,492	¥(75,956)	¥(119,877)	¥217,055

Total assets	¥745,646	¥437,160	¥359,635	¥2,305,116	¥3,847,557
Depreciation and amortization	90,878	48,701	60,770	115,044	315,393
Capital expenditures	96,718	27,503	25,644	108,387	258,252

2008:
Net sales:
External customers	¥2,223,253	¥1,453,647	¥417,261	¥—	¥4,094,161
Intersegment	23,356	2,428	105,144	(130,928)	—

Total	2,246,609	1,456,075	522,405	(130,928)	4,094,161

Operating cost and expenses	1,789,263	1,232,951	570,281	5,592	3,598,087

Operating profit (loss)	¥457,346	¥223,124	¥(47,876)	¥(136,520)	¥496,074

Total assets	¥822,660	¥502,927	¥453,581	¥2,190,766	¥3,969,934
Depreciation and amortization	99,962	58,082	71,557	111,736	341,337
Capital expenditures	139,046	52,641	31,445	180,268	403,400

Net sales and long-lived assets, by geographic area

	2010	2009	2008
		(Millions of yen)

Net sales:
Japan	¥695,749	¥702,344	¥868,280
Americas	1,023,299	894,154	1,154,571
Europe	1,172,474	995,150	1,341,400
Asia and Oceania	815,379	617,553	729,910

Total	¥3,706,901	¥3,209,201	¥4,094,161

Long-lived assets:
Japan	¥1,104,949	¥1,205,887	¥1,314,092
Americas	69,034	59,273	43,435
Europe	108,160	44,875	47,392
Asia and Oceania	72,846	77,146	71,407

Total	¥1,354,989	¥1,387,181	¥1,476,326

Geographic supplemental information

					Corporate and
	Japan	Americas	Europe	Asia and Oceania	eliminations	Consolidated
	(Millions of yen)

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

2009:
Net sales:
External customers	¥827,762	¥871,633	¥991,336	¥518,470	¥—	¥3,209,201
Intersegment	1,714,375	1,263	919	534,147	(2,250,704)	—

Total	2,542,137	872,896	992,255	1,052,617	(2,250,704)	3,209,201
Operating cost and expenses	2,288,471	860,863	964,606	1,019,208	(2,141,002)	2,992,146

Operating profit	¥253,666	¥12,033	¥27,649	¥33,409	¥(109,702)	¥217,055

Total assets	¥1,386,511	¥198,094	¥378,477	¥384,795	¥1,499,680	¥3,847,557

2008:
Net sales:
External customers	¥998,676	¥1,141,560	¥1,337,147	¥616,778	¥—	¥4,094,161
Intersegment	2,318,521	3,758	4,329	670,678	(2,997,286)	—

Total	3,317,197	1,145,318	1,341,476	1,287,456	(2,997,286)	4,094,161
Operating cost and expenses	2,812,645	1,136,288	1,314,942	1,247,156	(2,912,944)	3,598,087

Operating profit	¥504,552	¥9,030	¥26,534	¥40,300	¥(84,342)	¥496,074

Total assets	¥1,607,653	¥203,255	¥417,562	¥344,638	¥1,396,826	¥3,969,934

Basis of Presentation and Significant Accounting Policies (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basis of Presentation and Significant Accounting Policies (Textuals)
Foreign currency exchange gains and losses	¥ 3,089	¥ 1,842	¥ (11,212)
Available-for-sale securities as Cash equivalents	249,907	184,856
Held-to-maturity securities as Cash equivalents	1,000	999
Benefits from tax positions	greater than 50%
Advertising expenses	94,794	78,009	112,810
Shipping and handling cost	¥ 56,306	¥ 45,966	¥ 62,128
Office Business Unit [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	54.00%	51.00%	55.00%
Consumer Business Unit [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	38.00%	41.00%	35.00%
Industry and Others Business Unit [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	12.00%	11.00%	13.00%
Elimination between segments [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	4.00%	3.00%	3.00%
Hewlett-Packard Company [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	20.00%	20.00%	23.00%
Foreign [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	81.00%	78.00%	79.00%
Number of manufacturing plants	19
Americas [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	28.00%	28.00%	28.00%
Europe [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	32.00%	31.00%	33.00%
Asia and Oceania [Member]
Segment Reporting Information [Line Items]
Net sales Percentage	21.00%	19.00%	18.00%
Japan [Member]
Segment Reporting Information [Line Items]
Number of manufacturing plants	26
Building [Member]
Property, Plant and Equipment (Textuals) [Line Items]
Depreciation period, minimum	3
Depreciation period, maximum	60
Machinery and Equipment [Member]
Property, Plant and Equipment (Textuals) [Line Items]
Depreciation period, minimum	1
Depreciation period, maximum	20
Assets Leased to Others [Member]
Property, Plant and Equipment (Textuals) [Line Items]
Depreciation period, minimum	2
Depreciation period, maximum	5
Software [Member]
Intangible Assets (Textuals) [Line Items]
Intangible assets, useful life, minimum	3
Intangible assets, useful life, maximum	5
Licensing Agreements [Member]
Intangible Assets (Textuals) [Line Items]
Intangible assets, useful life, minimum	5
Intangible assets, useful life, maximum	10
Patented Technologies [Member]
Intangible Assets (Textuals) [Line Items]
Intangible assets, useful life	3
Customer Relationships [Member]
Intangible Assets (Textuals) [Line Items]
Intangible assets, useful life	5

Investments (Details) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale securities
Fair value, Current	¥ 1,001	¥ 222
Equity Securities, Fair value	23,402	17,726
Fair value, Noncurrent	26,355	21,867
Maturities of Available-for-sale debt securities and fund trusts
Available-for-sale securities debt and fund trusts maturities due within one year cost	1,001
Available -for- sale securities debt and fund trusts maturities due within one year fair value	1,001
Available -for-sale securities debt and fund trusts maturities due after one through five years cost	952
Available -for- sale securities debt and fund trusts maturities due after one through five years fair value	972
Available -for-sale securities debt maturities and fund trusts due after five through ten years cost	2,026
Available -for- sale securities debt and fund trusts maturities due after five through ten years fair value	1,981
Available -for- sale securities debt and fund trusts maturities cost	3,979
Available -for- sale securities debt and fund trusts maturities fair value	3,954
Investments (Textuals) [Abstract]
Gross realized gains	641	277	116
Gross realized losses	1,961	2,482	7,868
Time deposits with original maturities of more than three months	95,814	18,852
Aggregate cost of non-marketable equity securities accounted for under the cost method	26,475	28,567
Aggregate cost of investments not evaluated for impairment	24,053
Investments in affiliated companies accounted for by the equity method	26,817	61,595
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	10,471	(12,649)	(20,047)
Current [Member]
Available-for-sale securities
Cost	1,001	222
Gross unrealized holdings gains	0
Gross unrealized holdings losses	0
Current [Member] | Government Bonds [Member]
Available-for-sale securities
Cost	1	222
Gross unrealized holdings gains	0	0
Gross unrealized holdings losses	0	0
Current [Member] | Corporate Bonds [Member]
Available-for-sale securities
Cost	1,000
Gross unrealized holdings gains	0
Gross unrealized holdings losses	0
Noncurrent [Member]
Available-for-sale securities
Cost	21,266	15,829
Gross unrealized holdings gains	5,830	7,622
Gross unrealized holdings losses	741	1,584
Noncurrent [Member] | Government Bonds [Member]
Available-for-sale securities
Cost	183	225
Gross unrealized holdings gains	0	0
Gross unrealized holdings losses	22	21
Noncurrent [Member] | Corporate Bonds [Member]
Available-for-sale securities
Cost	1,017	1,397
Gross unrealized holdings gains	42	27
Gross unrealized holdings losses	65	55
Noncurrent [Member] | Fund Trusts [Member]
Available-for-sale securities
Cost	1,778	2,275
Gross unrealized holdings gains	20	300
Gross unrealized holdings losses	0	7
Noncurrent [Member] | Equity Securities [Member]
Available-for-sale securities
Cost	18,288	11,932
Gross unrealized holdings gains	5,768	7,295
Gross unrealized holdings losses	654	1,501
Government Bonds [Member]
Available-for-sale securities
Debt Securities, Fair value	161	204
Fair value, Current	1
Corporate Bonds [Member]
Available-for-sale securities
Debt Securities, Fair value	994	1,369
Fair value, Current	1,000
Fund Trusts [Member]
Available-for-sale securities
Fair value, Noncurrent	¥ 1,798	¥ 2,568

Trade Receivables (Details) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trade receivables
Notes	¥ 15,441	¥ 13,037
Accounts	556,983	554,878
Trade receivables, gross	572,424	567,915
Less allowance for doubtful receivables	(14,920)	(11,343)
Trade receivables, net	¥ 557,504	¥ 556,572

Inventories (Details) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories
Finished goods	¥ 232,584	¥ 228,161
Work in process	116,679	129,824
Raw materials	35,514	15,256
Total	¥ 384,777	¥ 373,241

Property, Plant and Equipment (Details) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, plant and equipment
Land	¥ 266,631	¥ 258,824
Buildings	1,320,121	1,299,154
Machinery and equipment	1,439,246	1,422,076
Construction in progress	85,673	105,713
Property, plant and equipment, gross	3,111,671	3,085,767
Less accumulated depreciation	(1,909,703)	(1,815,982)
Property, plant and equipment, Net	1,201,968	1,269,785
Property, Plant and Equipment (Textuals) [Abstract]
Depreciation expense	232,327	277,399	304,622
Amount due for purchase of property, plant and equipment	23,306	29,030
Impairment losses related primarily to property, plant equipment of semiconductor production equipment business		¥ 15,390	¥ 11,164

Finance Receivables and Operating Leases (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Components of financial receivables
Total minimum lease payments receivable	¥ 215,925	¥ 206,267
Unguaranteed residual values	11,120	14,630
Executory costs	(2,063)	(1,973)
Unearned income	(27,891)	(26,994)
Evaluated for impairment	197,091	191,930
Less allowance for doubtful receivables	(7,983)
Financing Receveiables, Total	189,108	182,907
Less current portion	(71,500)	(65,146)
Financing Receveiables, Noncurrent	117,608	117,761
Details of allowance for credit losses
Balance at beginning of year	9,023
Charge-offs	(3,103)
Provision	1,995
Other	68
Balance at end of year	7,983
Future minimum lease to be received
Financing leases, 2011	84,049
Financing leases, 2012	60,245
Financing leases, 2013	39,883
Financing leases, 2014	21,143
Financing leases, 2015	9,945
Financing leases, Thereafter	660
Financing leases, Total	215,925	206,267
Operating leases, 2011	11,581
Operating leases, 2012	6,449
Operating leases, 2013	3,365
Operating leases, 2014	1,456
Operating leases, 2015	532
Operating leases, Thereafter	163
Operating leases, Total	23,546
Finance Receivables and Operating Leases (Textuals) [Abstract]
Term range of receivables, minimum	1
Term range of receivables, maximum	8
Equipment leased to customers [Member]
Finance Receivables and Operating Leases (Textuals) [Abstract]
Property, plant and equipment lease	63,239	53,807
Accumulated depreciation on property, plant and equipment lease	¥ 43,829	¥ 39,992

Acquisition (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 09, 2010	Dec. 31, 2010 Oce NV [Member]	Dec. 31, 2009 Oce NV [Member]	Mar. 09, 2010 Oce NV [Member]	Dec. 31, 2010 Customer Relationships [Member]	Mar. 09, 2010 Customer Relationships [Member]	Dec. 31, 2010 Patented Technologies [Member]	Mar. 09, 2010 Patented Technologies [Member]	Mar. 09, 2010 Other [Member]
Estimated fair values of the assets acquired and liabilities assumed at acquisition date
Current assets		¥ 122,248
Property, plant and equipment		51,156
Intangible assets		56,297					32,747		11,316	12,234
Goodwill		77,253
Other noncurrent assets		42,658
Non-current assets		227,364
Total acquired assets		349,612
Total assumed liabilities		247,458
Net assets acquired		102,154
Acquisitions (Textuals)
Acquisition of total outstanding shares					45.20%
Consideration for principally a fully self-funded public cash tender offer					50,374
Interest held before the public cash tender offer					0.229
Additional acquisition shares representing certain percentage of total outstanding shares of Acquiree					19.10%
Amount paid additional to acquisition of outstanding shares of subsidiary					8,027
Percentage of the total outstanding shares of Oce represented by the interest					87.20%
Noncontrolling interest related to acquired shares of Oce					12.80%
Fair value of noncontrolling interest					18,245
Acquisition-date fair value of the previous equity interest					25,508
Repayment of Oce's exisiting bank debt by Canon					55,378
Repayment of United States Private Placements notes by Canon					22,936
Amounts of net sales of Oce included in the parent company's consolidated statement of income			246,518
Unaudited pro forma net sales of Oce included in the parent company's consolidated statement of income			3,772,425	3,554,316
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period for acquired intangible assets	4.4					5		3
Intangible assets acquired, subject to amortization		¥ 56,297					¥ 32,747		¥ 11,316	¥ 12,234

Goodwill and Other Intangible Assets (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of intangible assets subject to amortization
Gross carrying amount	¥ 302,101	¥ 252,775
Accumulated amortization	149,761	136,214
Goodwill and Other Intangible Assets (Textual) [Abstract]
Intangible assets developed or acquired	94,474
Changes in the carrying amount of goodwill
Balance at beginning of year	55,871	50,754
Goodwill acquired during the year	82,875	4,805
Translation adjustments and other	(13,557)	312
Balance at end of year	125,189	55,871	50,754
Intangible assets amortization expense (Textuals) [Abstract]
Aggregate amortization expense	43,866	37,994	36,715
Estimated amortization expense for intangible assets, 2011	46,572
Estimated amortization expense for intangible assets, 2012	36,765
Estimated amortization expense for intangible assets, 2013	25,030
Estimated amortization expense for intangible assets, 2014	16,559
Estimated amortization expense for intangible assets, 2015	7,190
Software [Member]
Components of intangible assets subject to amortization
Gross carrying amount	200,245	198,276
Accumulated amortization	109,200	114,410
Goodwill and Other Intangible Assets (Textual) [Abstract]
Intangible assets developed or acquired	34,441
Weighted average amortization period for acquired intangible assets	4
Customer Relationships [Member]
Components of intangible assets subject to amortization
Gross carrying amount	37,637	8,585
Accumulated amortization	12,107	2,245
Patented Technologies [Member]
Components of intangible assets subject to amortization
Gross carrying amount	25,425	11,648
Accumulated amortization	9,377	2,878
License fees [Member]
Components of intangible assets subject to amortization
Gross carrying amount	22,108	23,889
Accumulated amortization	14,436	13,546
Other [Member]
Components of intangible assets subject to amortization
Gross carrying amount	16,686	10,377
Accumulated amortization	4,641	3,135
Goodwill and Other Intangible Assets (Textual) [Abstract]
Weighted average amortization period for acquired intangible assets	4
Office [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	39,845	36,966
Goodwill acquired during the year	79,156	2,462
Translation adjustments and other	(11,700)	417
Balance at end of year	107,301	39,845
Consumer [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	13,303	13,279
Translation adjustments and other	(917)	24
Balance at end of year	12,386	13,303
Industry And Others [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	2,723	509
Goodwill acquired during the year	3,719	2,343
Translation adjustments and other	(940)	(129)
Balance at end of year	¥ 5,502	¥ 2,723

Short-Term Loans and Long-Term Debt (Details) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Short Term Loans and Long Term Debt (Textuals) [Abstract]
Short-term loans consisting of bank borrowings	¥ 2,071
Weighted average interest rate on short-term loans outstanding	1.46%
Weighted average interest rate for long-term loans outstanding	1.83%	0.30%
Long-term Debt and Capital Lease Obligations [Abstract]
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.83% and 0.30% at December 31, 2010 and 2009, respectively	1,013	20
Capital lease obligations	8,247	9,761
Long-term Debt, Total	9,260	9,781
Less current portion	(5,129)	(4,869)
Long-term debt, Noncurrent	4,131	4,912
Aggregate annual maturities of long-term debt outstanding
2011	5,129
2012	1,799
2013	1,062
2014	833
2015	322
Thereafter	115
Long-term Debt, Total	¥ 9,260	¥ 9,781

Trade Payables (Details) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trade payables
Notes	¥ 13,676	¥ 7,608
Accounts	369,575	331,505
Trade payables,Total	¥ 383,251	¥ 339,113

Employee Retirement and Severance Benefits (Details) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Japanese plans [Member]
Reconciliations of beginning and ending balances of the benefit obligatiosn and the fair value of the plan assets:
Benefit obligations at beginning of year	¥ 551,320	¥ 521,985
Service cost	23,331	21,759	20,786
Interest cost	12,636	12,535	12,253
Amendments	(423)	(674)
Actuarial (gain) loss	22,290	10,822
Benefits paid	(15,880)	(15,107)
Benefit obligations at end of year	593,274	551,320	521,985
Fair value of plan assets at beginning of year	457,208	429,870
Actual return on plan assets	4,533	26,616
Employer contributions	13,283	15,173
Benefits paid	(14,934)	(14,451)
Fair value of plan assets at end of year	460,090	457,208	429,870
Funded status at end of year	(133,184)	(94,112)
Foreign plans [Member]
Reconciliations of beginning and ending balances of the benefit obligatiosn and the fair value of the plan assets:
Benefit obligations at beginning of year	94,170	78,468
Service cost	5,660	2,426	3,141
Interest cost	11,792	4,251	4,991
Plan participants' contributions	2,460	1,177
Amendments	(149)
Actuarial (gain) loss	(5,946)	3,533
Benefits paid	(7,458)	(1,784)
Acquisition	198,754
Foreign currency exchange rate changes	(38,153)	6,099
Benefit obligations at end of year	261,130	94,170	78,468
Fair value of plan assets at beginning of year	75,058	62,996
Actual return on plan assets	19,307	4,844
Employer contributions	8,152	3,059
Plan participants' contributions	2,460	1,177
Benefits paid	(7,413)	(1,784)
Acquisition	128,043
Foreign currency exchange rate changes	(27,772)	4,766
Fair value of plan assets at end of year	197,835	75,058	62,996
Funded status at end of year	¥ (63,295)	¥ (19,112)

Employee Retirement and Severance Benefits (Details 1) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the consolidated balance sheets
Accrued pension and severance cost	¥ (197,609)	¥ (115,904)
Japanese plans [Member]
Amounts recognized in the consolidated balance sheets
Other assets	345	707
Accrued expenses	0	0
Accrued pension and severance cost	(133,529)	(94,819)
Total	(133,184)	(94,112)
Recognized accumulated other comprehensive income (loss) before income taxes
Actuarial loss	257,625	237,822
Prior service credit	(142,473)	(155,928)
Net transition obligation	722	1,444
Total	115,874	83,338
Accumulated benefit obligation for all defined benefit plans
Accumulated benefit obligation	565,406	522,582
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	589,391	545,466
Fair value of plan assets	455,862	450,647
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	559,468	509,638
Fair value of plan assets	453,342	442,756
Foreign plans [Member]
Amounts recognized in the consolidated balance sheets
Other assets	1,318	2,069
Accrued expenses	(533)	(96)
Accrued pension and severance cost	(64,080)	(21,085)
Total	(63,295)	(19,112)
Recognized accumulated other comprehensive income (loss) before income taxes
Actuarial loss	3,538	19,411
Prior service credit	(486)	(670)
Net transition obligation	0	0
Total	3,052	18,741
Accumulated benefit obligation for all defined benefit plans
Accumulated benefit obligation	216,239	80,361
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	258,326	94,123
Fair value of plan assets	193,713	72,942
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	144,225	80,314
Fair value of plan assets	¥ 122,590	¥ 72,942

Employee Retirement and Severance Benefits (Details 2) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Japanese plans [Member]
Net periodic benefit cost for employee retirement and severance defined benefit plans
Service cost	¥ 23,331	¥ 21,759	¥ 20,786
Interest cost	12,636	12,535	12,253
Expected return on plan assets	(16,591)	(15,808)	(19,721)
Amortization of net transition obligation	722	722	722
Amortization of prior service credit	(13,878)	(13,650)	(13,373)
Amortization of actuarial loss	14,545	13,923	7,068
Total	20,765	19,481	7,735
Foreign plans [Member]
Net periodic benefit cost for employee retirement and severance defined benefit plans
Service cost	5,660	2,426	3,141
Interest cost	11,792	4,251	4,991
Expected return on plan assets	(10,540)	(4,211)	(5,519)
Amortization of prior service credit	(116)	(98)	(271)
Amortization of actuarial loss	1,050	1,014	898
Total	¥ 7,846	¥ 3,382	¥ 3,240

Employee Retirement and Severance Benefits (Details 3) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Current year actuarial (gain) loss	¥ (19,170)	¥ (4,115)	¥ (111,215)
Japanese plans [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Current year actuarial (gain) loss	34,348	14
Amortization of actuarial loss	(14,545)	(13,923)	(7,068)
Prior service credit due to amendments	(423)	(674)
Amortization of prior service credit	13,878	13,650
Amortization of net transition obligation	(722)	(722)
Total	32,536	(1,655)
Summary of defined benefit pension plans amortized from acumulated other comprehensive income (loss) into net period benefit cost
Net transition obligation	722
Prior service credit	(13,574)
Actuarial loss	14,562
Foreign plans [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Current year actuarial (gain) loss	(14,713)	2,900
Amortization of actuarial loss	(1,050)	(1,014)	(898)
Prior service credit due to amendments	(149)
Amortization of prior service credit	116	98
Total	(15,796)	1,984
Summary of defined benefit pension plans amortized from acumulated other comprehensive income (loss) into net period benefit cost
Prior service credit	(132)
Actuarial loss	¥ 500

Employee Retirement and Severance Benefits (Details 4)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Japanese plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.10%	2.30%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	2.30%	2.40%	2.50%
Assumed rate of increase in future compensation levels	3.00%	3.00%	2.90%
Expected long-term rate of return on plan assests	3.60%	3.70%	3.70%
Foreign plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.90%	5.20%
Assumed rate of increase in future compensation levels	2.90%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	4.90%	5.30%	5.10%
Assumed rate of increase in future compensation levels	2.80%	3.10%	3.10%
Expected long-term rate of return on plan assests	6.10%	6.20%	6.50%

Employee Retirement and Severance Benefits (Details 5) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Japanese plans [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	¥ 460,090	¥ 457,208	¥ 429,870
Japanese plans [Member] | Equity securites of Japanese Companies [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	50,177	48,844
Japanese plans [Member] | Equity securites of Japanese Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	50,177	48,844
Japanese plans [Member] | Equity securites of Japanese Companies [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Equity securites of Japanese Companies [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Equity Securites of Foreign Companies [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	5,352	5,444
Japanese plans [Member] | Equity Securites of Foreign Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	5,352	5,444
Japanese plans [Member] | Equity Securites of Foreign Companies [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Equity Securites of Foreign Companies [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Pooled Equity Funds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	90,597	85,353
Japanese plans [Member] | Pooled Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Pooled Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	90,597	85,353
Japanese plans [Member] | Pooled Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Government Bonds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	9,687	14,803
Japanese plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	9,687	14,803
Japanese plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Municipal Bonds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	323	879
Japanese plans [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	323	879
Japanese plans [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Corporate Bonds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	6,518	7,665
Japanese plans [Member] | Corporate Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	6,518	7,665
Japanese plans [Member] | Corporate Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Pooled Debt Funds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	194,286	189,870
Japanese plans [Member] | Pooled Debt Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Pooled Debt Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	194,286	189,870
Japanese plans [Member] | Pooled Debt Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Motgage backed securities (and other asset backed securities)
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	1,980	943
Japanese plans [Member] | Motgage backed securities (and other asset backed securities) | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Motgage backed securities (and other asset backed securities) | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	1,980	943
Japanese plans [Member] | Motgage backed securities (and other asset backed securities) | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Life insurance company general accounts [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	91,610	94,269
Japanese plans [Member] | Life insurance company general accounts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Life insurance company general accounts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	91,610	94,269
Japanese plans [Member] | Life insurance company general accounts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Other Assets [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	9,560	9,138
Japanese plans [Member] | Other Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Japanese plans [Member] | Other Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	8,521	8,367
Japanese plans [Member] | Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	1,039	771
Japanese plans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	65,216	69,091
Japanese plans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	393,835	387,346
Japanese plans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	1,039	771
Foreign plans [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	197,835	75,058	62,996
Foreign plans [Member] | Equity securites of Japanese Companies [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Equity securites of Japanese Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Equity securites of Japanese Companies [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Equity securites of Japanese Companies [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Equity Securites of Foreign Companies [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	3,474	3,898
Foreign plans [Member] | Equity Securites of Foreign Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	3,474	3,898
Foreign plans [Member] | Equity Securites of Foreign Companies [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Equity Securites of Foreign Companies [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Pooled Equity Funds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	80,666	47,290
Foreign plans [Member] | Pooled Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Pooled Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	80,666	47,290
Foreign plans [Member] | Pooled Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Government Bonds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	2,074	1,581
Foreign plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	2,074	1,581
Foreign plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Municipal Bonds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Corporate Bonds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	6,673
Foreign plans [Member] | Corporate Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	6,673
Foreign plans [Member] | Corporate Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Pooled Debt Funds [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	104,650	9,343
Foreign plans [Member] | Pooled Debt Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Pooled Debt Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	104,650	9,343
Foreign plans [Member] | Pooled Debt Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Motgage backed securities (and other asset backed securities)
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	232	256
Foreign plans [Member] | Motgage backed securities (and other asset backed securities) | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Motgage backed securities (and other asset backed securities) | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	232	256
Foreign plans [Member] | Motgage backed securities (and other asset backed securities) | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Life insurance company general accounts [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Life insurance company general accounts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Life insurance company general accounts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Life insurance company general accounts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Other Assets [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	6,739	6,017
Foreign plans [Member] | Other Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Other Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	6,739	6,017
Foreign plans [Member] | Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Foreign plans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	5,548	5,479
Foreign plans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	192,287	69,579
Foreign plans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	0	0
Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets
Fair values of Company's pension plans assets	¥ 1,039	¥ 771

Employee Retirement and Severance Benefits (Details 6) (JPY ¥) In Millions	Dec. 31, 2010
Japanese plans [Member]
Benefit payments, reflect expected future service
Year ending December 31, 2011	¥ 14,442
Year ending December 31, 2012	15,397
Year ending December 31, 2013	16,779
Year ending December 31, 2014	17,692
Year ending December 31, 2015	19,552
Year ending December 31, 2016 - 2020	123,422
Foreign plans [Member]
Benefit payments, reflect expected future service
Year ending December 31, 2011	9,199
Year ending December 31, 2012	9,420
Year ending December 31, 2013	9,801
Year ending December 31, 2014	10,045
Year ending December 31, 2015	10,483
Year ending December 31, 2016 - 2020	¥ 61,020

Employee Retirement and Severance Benefits (Details Textuals) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Retirement and Severance Benefits (Textuals) [Abstract]
Defined contribution pension plans	¥ 11,780	¥ 9,148	¥ 10,840
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets [Abstract]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	1,044	950
Percentage of Pooled funds in equity securities [Member] | Japanese Companies [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Investment in listed Japanese companies	50.00%	50.00%
Investment in listed foreign companies	50.00%	50.00%
Percentage of pooled funds in debt securities [Member] | Japanese and Foreign Companies [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Investment in Japanese government bond		55.00%
Investment in foreign government bond		25.00%
Investment in Japanese municipal bonds		10.00%
Investment in corporate bonds		10.00%
Percentage of pooled funds in debt securities [Member] | Japanese Companies [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Investment in Japanese government bond	60.00%
Investment in foreign government bond	20.00%
Investment in Japanese municipal bonds	10.00%
Investment in corporate bonds	10.00%
Percentage of pooled funds in debt securities [Member] | Foreign Companies [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Investment in foreign government bond	40.00%
Investment in corporate bonds	60.00%
Percentage in government bonds [Member] | Japanese and Foreign Companies [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Investment in Japanese government bond	50.00%	80.00%
Investment in foreign government bond	50.00%	20.00%
Japanese plans [Member]
Fair values of Company's Pension Plans assets [Abstract]
Fair Value of other assets	460,090	457,208	429,870
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Invested in equity securities	30.00%
Invested in debt securities	50.00%
Invested in other plan assets	20.00%
Contribution in defined benefit pension plan	22,055
Japanese plans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets [Abstract]
Fair Value of other assets	1,039	771
Foreign plans [Member]
Fair values of Company's Pension Plans assets [Abstract]
Fair Value of other assets	197,835	75,058	62,996
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Invested in equity securities	40.00%
Invested in debt securities	55.00%
Invested in other plan assets	5.00%
Contribution in defined benefit pension plan	8,016
Foreign plans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets [Abstract]
Fair Value of other assets	0	0
Fair Value, Inputs, Level 3 [Member]
Fair values of Company's Pension Plans assets [Abstract]
Fair Value of other assets	¥ 1,039	¥ 771

Income Taxes (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of income before income taxes and the current and deferred income tax expense (benefit)
Income before income taxes	¥ 392,863	¥ 219,355	¥ 481,147
Income taxes:
Current	110,779	63,410	193,285
Deferred	29,381	20,712	(32,497)
Total Income taxes	140,160	84,122	160,788
Reconciliation of the Japanese statutory income tax rate and the effective income tax rate
Japanese statutory income tax rate	40.00%	40.00%	40.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.80%	0.90%	0.50%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.50%)	(5.40%)	(2.60%)
Tax credit for research and development expenses	(5.10%)	(2.80%)	(4.60%)
Change in valuation allowance	2.80%	5.40%	0.10%
Other	0.70%	0.20%	0.00%
Effective income tax rate	35.70%	38.30%	33.40%
Japan [Member]
Components of income before income taxes and the current and deferred income tax expense (benefit)
Income before income taxes	302,965	130,857	382,299
Income taxes:
Current	78,359	45,079	168,428
Deferred	35,496	15,415	(34,073)
Total Income taxes	113,855	60,494	134,355
Foreign [Member]
Components of income before income taxes and the current and deferred income tax expense (benefit)
Income before income taxes	89,898	88,498	98,848
Income taxes:
Current	32,420	18,331	24,857
Deferred	(6,115)	5,297	1,576
Total Income taxes	¥ 26,305	¥ 23,628	¥ 26,433

Income Taxes (Details 1) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009
Net deferred income tax assets and liabilities
Prepaid expenses and other current assets	¥ 69,197	¥ 94,798
Other assets	136,727	117,263
Other current liabilities	(2,149)	(2,018)
Other noncurrent liabilities	(47,827)	(36,278)
Net deferred tax assets	155,948	173,765
Deferred tax assets:
Inventories	23,836	24,121
Accrued business tax	6,200	3,861
Accrued pension and severance cost	78,552	52,639
Research and development - costs capitalized for tax purposes	14,740	45,718
Property, plant and equipment	41,737	53,011
Accrued expenses	35,823	29,409
Net operating losses carried forward	28,373	12,305
Other	52,869	44,709
Deferred tax assets, gross	282,130	265,773
Less valuation allowance	(35,307)	(22,188)
Total deferred tax assets	246,823	243,585
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,215)	(8,023)
Net unrealized gains on securities	(2,119)	(2,052)
Tax deductible reserve	(6,038)	(7,797)
Financing lease revenue	(37,353)	(35,505)
Prepaid pension and severance cost	(2,018)	(314)
Other	(35,132)	(16,129)
Total deferred tax liabilities	(90,875)	(69,820)
Net deferred tax assets	¥ 155,948	¥ 173,765

Income Taxes (Details 2) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Periods available to reduce future taxable income
Within one year	¥ 511
After one year through five years	9,601
After five years through ten years	47,961
After ten years through twenty years	28,689
Indefinite period	26,017
Total	112,779
Reconciliation of beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	13,235	12,689	15,791
Additions for tax positions of the current year	73		8,700
Additions for tax positions of prior years	805	1,442	1,354
Reductions for tax positions of prior years	(8,354)	(1,106)	(8,512)
Settlements with tax authorities	(2,471)		(1,208)
Additions from acquisitions	4,066
Other	(1,319)	210	(3,436)
Balance at end of year	¥ 6,035	¥ 13,235	¥ 12,689

Income Taxes (Details Textuals) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textuals) [Abstract]
Japanese statutory income tax rate	40.00%	40.00%	40.00%
Net Increases in the total valuation allowance	¥ 13,119	¥ 11,371	¥ 1,490
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	112,779
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	26,406
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	816,317
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 6,035	¥ 4,746

Common Stock (Details)	12 Months Ended
Dec. 31, 2008
Common Stock (Textuals) [Abstract]
Common stock, share issued in connection with Conversion of convertible debt	127,254

Legal Reserve and Retained Earnings (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Legal Reserve and Retained Earnings (Textuals) [Abstract]
Percentage of legal reserve appropriated from distributions from retained earnings paid by Canon Inc. and its subsidiaries	10.00%
Appropriations not required if percentage of additional paid in capital and legal reserve equals specific percentage of respective stated capital	25.00%
Year end dividends approved by stockholders	¥ 79,850
Amount available for dividends under the Corporation Law of Japan	1,304,811
Retained earnings included Canon's equity in undistributed earinings of affiliated companies accounted for by the equity method	¥ 15,133

Other Comprehensive Income (Loss) (Details) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Change in accumulated other comprehensive income(loss)
Foreign currency translation adjustments, beginning of year	¥ (202,628)	¥ (235,968)	¥ 22,796
Foreign currency translation adjustments, end of year	(325,612)	(202,628)	(235,968)
Net unrealized gains and losses on securities, beginning of year	3,285	1,135	6,287
Net unrealized gains and losses on securities, end of year	3,020	3,285	1,135
Net gains and losses on derivative instruments, beginning of year	71	1,493	(849)
Net gains and losses on derivative instruments, adjustment for the year	846	(1,422)	2,342
Net gains and losses on derivative instruments, end of year	917	71	1,493
Pension liability adjustments, beginning of year	(61,546)	(59,480)	6,436
Pension liability adjustments for the year	(7,238)	(2,066)	(65,916)
Pension liability adjustments, end of year	(68,784)	(61,546)	(59,480)
Balance at beginning of year	(260,818)	(292,820)	34,670
Adjustments for the year	(129,641)	32,002	(327,490)
Balance at end of year	(390,459)	(260,818)	(292,820)
Tax effects allocated to other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests
Foreign currency translation adjustments, Before-tax amount	(128,271)	35,459	(266,568)
Foreign currency translation adjustments, Tax (expense) or benefit	1,353	(2,089)	5,893
Foreign currency translation adjustments, Net-of-tax amount	(126,918)	33,370	(260,675)
Net unrealized gains and losses on securities:
Amount arising during the year, Before-tax amount	(2,179)	2,231	(17,485)
Amount arising during the year, Tax (expense) or benefit	671	(1,333)	6,992
Amount arising during the year, Net-of-tax amount	(1,508)	898	(10,493)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	1,320	2,205	7,752
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	42	(886)	(3,101)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,362	1,319	4,651
Net change during the year, Before-tax amount	(859)	4,436	(9,733)
Net change during the year, Tax (expense) or benefit	713	(2,219)	3,891
Net change during the year, Net-of-tax amount	(146)	2,217	(5,842)
Net gains and losses on derivative instruments:
Amount arising during the year, Before-tax amount	8,409	298	23,121
Amount arising during the year, Tax (expense) or benefit	(3,573)	(119)	(9,248)
Amount arising during the year, Net-of-tax amount	4,836	179	13,873
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(6,990)	(2,670)	(19,219)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	2,921	1,068	7,688
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(4,069)	(1,602)	(11,531)
Net change during the year, Before-tax amount	1,419	(2,372)	3,902
Net change during the year, Tax (expense) or benefit	(652)	949	(1,560)
Net change during the year, Net-of-tax amount	767	(1,423)	2,342
Pension liability adjustments:
Amount arising during the year, Before-tax amount	(19,170)	(4,115)	(111,215)
Amount arising during the year, Tax (expense) or benefit	8,314	1,891	39,233
Amount arising during the year, Net-of-tax amount	(10,856)	(2,224)	(71,982)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	2,323	1,911	(4,956)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(794)	(632)	2,073
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,529	1,279	(2,883)
Net change during the year, Before-tax amount	(16,847)	(2,204)	(116,171)
Net change during the year, Tax (expense) or benefit	7,520	1,259	41,306
Net change during the year, Net-of-tax amount	(9,327)	(945)	(74,865)
Other Comprehensive Income (Loss), before Tax	(144,558)	35,319	(388,570)
Other comprehensive income (loss), Tax (expense) or benefit	8,934	(2,100)	49,530
Other comprehensive income (loss), Net-of-tax amount	(135,624)	33,219	(339,040)
Foreign currency translation adjustments [Member]
Change in accumulated other comprehensive income(loss)
Foreign currency translation adjustments, adjustments for the year	(122,984)	33,340	(258,764)
Net unrealized gains and losses on securities [Member]
Change in accumulated other comprehensive income(loss)
Net unrealized gains and losses on securities, adjustments for the year	¥ (265)	¥ 2,150	¥ (5,152)

Stock-Based Compensation (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 01, 2010	May 01, 2009	May 01, 2008
Fair value of option award estimated on date of grant using Black-Scholes option pricing model
Expected term of option (in years)	4	4	4
Expected volatility	38.00%	40.08%	37.39%
Dividend yield	2.53%	3.51%	2.10%
Risk-free interest rate	0.45%	0.64%	0.95%
Summary of option activity under the stock option plans
Beginning balance, shares	1,512,000	592,000	0
Granted, shares	890,000	954,000	592,000
Forfeited, shares	(182,000)	(34,000)
Exercised, shares
Ending balance, shares	2,220,000	1,512,000	592,000
Exercisable, shares	558,000
Weighted-average exercise price, Beginning balance	¥ 4,119	¥ 5,502	¥ 0
Weighted-average exercise price Granted	¥ 4,573	¥ 3,287	¥ 5,502
Weighted-average exercise price, Forfeited	¥ 3,479	¥ 4,851
Weighted-average exercise price, Exercised
Weighted-average exercise price, Ending balance	¥ 4,354	¥ 4,119	¥ 5,502
Weighted-average exercise price, Exercisable	¥ 5,502
Weighted-average remaining contractual term, Beginning balance	3	3.3	0
Weighted-average remaining contractual term, Ending balance	2.5	3	3.3
Weighted-average remaining contractual term, Exercisable	1.3
Aggregate intrinsic value, Beginning balance	¥ 588	¥ 0	¥ 0
Aggregate intrinsic value, Ending balance	722	588	0
Summary of Non Vested Shares
Nonvested at January 1, 2010, Shares	1,512,000
Granted, Shares	890,000
Vested, Shares	(558,000)
Forfeited, Shares	(182,000)
Nonvested at December 31,2010, Shares	1,662,000	1,512,000
Weighted average grant date fair value per share of nonvested stock options at January 1, 2010	¥ 905
Weighted average grant date fair value per share of nonvested stock options, Granted	¥ 988
Weighted average grant date fair value per share of nonvested stock options, Vested	¥ 1,247
Weighted average grant date fair value per share of nonvested stock options, Forfeited	¥ 745
Weighted average grant date fair value per share of nonvested stock options at December 31, 2010	¥ 852	¥ 905
Stock-Based Compensation (Textuals) [Abstract]
Number of common stock shares authorized to be acquired under stock options granted				890,000	954,000	592,000
Grant-date fair value per share of stock options	¥ 988	¥ 699	¥ 1,247
Recognized compensation cost for stock options	643	564	246
Total unrecognized compensation cost related to nonvested stock options	671
Weighted-average period over which unrecognized compensation cost related to nonvested stock options is expected to be recognized	0.86
Fair value of vested shares	¥ 696

Net Income Attributable to Canon Inc. Stockholders per Share (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Income Attributable to Canon Inc. Stockholders per Share [Abstract]
Net income attributable to Canon Inc.	¥ 246,603	¥ 131,647	¥ 309,148
Effect of dilutive securities: 1.30% Japanese yen convertible debentures, due 2008			2
Diluted net income attributable to Canon Inc.	¥ 246,603	¥ 131,647	¥ 309,150
Average common shares outstanding	1,234,817,511	1,234,481,836	1,255,626,490
Effect of dilutive securities: Stock options	50,603
Effect of dilutive securities: 1.30% Japanese yen convertible debentures, due 2008			79,929
Diluted common shares outstanding	1,234,868,114	1,234,481,836	1,255,706,419
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 199.71	¥ 106.64	¥ 246.21
Diluted	¥ 199.7	¥ 106.64	¥ 246.2

Derivatives and Hedging Activities (Details) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Cash Flow Hedging [Member] Foreign exchange contracts [Member]	Dec. 31, 2009 Cash Flow Hedging [Member] Foreign exchange contracts [Member]	Dec. 31, 2010 Cash Flow Hedging [Member] Foreign exchange contracts [Member] Other, net [Member]	Dec. 31, 2009 Cash Flow Hedging [Member] Foreign exchange contracts [Member] Other, net [Member]	Dec. 31, 2008 Cash Flow Hedging [Member] Foreign exchange contracts [Member] Other, net [Member]	Dec. 31, 2010 Foreign exchange contracts [Member] Other, net [Member]	Dec. 31, 2009 Foreign exchange contracts [Member] Other, net [Member]	Dec. 31, 2010 Foreign exchange contracts [Member] Other current liabilities [Member]	Dec. 31, 2009 Foreign exchange contracts [Member] Other current liabilities [Member]	Dec. 31, 2010 Foreign exchange contracts [Member] Prepaid expenses and other current assets [Member]	Dec. 31, 2009 Foreign exchange contracts [Member] Prepaid expenses and other current assets [Member]
Foreign exchange contracts contract amount
To sell foreign currencies	¥ 466,361	¥ 494,314
To buy foreign currencies	48,686	30,978
Fair value of derivative instruments in the consolidated balance sheet
Derivative Asset Designated as Hedging Instrument												2,487	0
Derivatives liabilities designated as hedging instruments										426	644
Derivatives assets not designated as hedging instruments												9,463	752
Derivatives liabilities not designated as hedging instruments										487	6,566
Effect of derivative instruments on the consolidated statement of income
Gain (loss) recognized in OCI (effective portion)			1,419	(2,372)
Gain (loss) reclassified from accumulated OCI into income (effective portion)					6,990	2,670
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)					(302)	(462)	(3,701)
Gain (loss) recognized in income on derivatives not designated as hedging instruments								¥ 50,794	¥ (8,638)

Commitments and Contingent Liabilities (Details) (JPY ¥) In Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2003	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Feb. 26, 2009
Future minimum lease payments required under noncancelable operating leases
2011		¥ 23,413
2012		22,054
2013		10,290
2014		8,359
2015		5,582
Thereafter		14,102
Total future minimum lease payments		83,800
Changes in accrued product warranty cost
Balance at beginning of year		13,944	17,372
Addition		17,605	21,670
Utilization		(14,713)	(22,050)
Other		(3,493)	(3,048)
Balance at end of year		13,343	13,944	17,372
Commitments and Contingent Liabilities (Textuals) [Abstract]
Deposits made under lease arrangements included in noncurrent receivables		13,686	14,210
Rental expenses under the operating lease arrangements		40,396	36,474	41,169
Maximum amount of undiscounted payments in case of default		16,746
Amount alleged in lawsuit filed by former employee as remuneration for invention of certain technology used by company	45,872
Employee sued for partial payment and interest theron	1,000
Approximate payment and interest thereon ordered by district court against lawsuit filed by employee					33.5
Revised payment ordererd by Intellectual Property High Court against lawsuit filed by employee						69.6
Revised reasonable remuneration and interest thereon ordererd by intellectual property high court						56.3
Purchase of Property, Plant and Equipment [Member]
Long-term Purchase Commitment [Line Items]
Commitments outstanding		29,383
Purchase of Parts and Raw Materials [Member]
Long-term Purchase Commitment [Line Items]
Commitments outstanding		¥ 86,434
Employees with Housing loan [Member]
Guarantor Obligations [Line Items]
Guarantee contract period		1 to 30 years
Affiliates and other companies [Member]
Guarantor Obligations [Line Items]
Guarantee contract period		1 to 10 years

Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Details) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Estimated fair values of Canon's financial instruments
Long-term debt, including current installments	¥ (9,260)	¥ (9,781)
Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk (Textuals) [Abstract]
Percentage of consolidated trade receivables accounted by single customer	21.00%	22.00%
Carrying amount [Member]
Estimated fair values of Canon's financial instruments
Foreign exchange contract assets	11,950	752
Foreign exchange contract liabilities	(913)	(7,210)
Estimated fair value [Member]
Estimated fair values of Canon's financial instruments
Long-term debt, including current installments	(9,245)	(9,777)
Foreign exchange contract assets	11,950	752
Foreign exchange contract liabilities	¥ (913)	¥ (7,210)

Fair Value Measurements (Details) (JPY ¥) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	¥ 249,907	¥ 184,856
Available-for-sale securities (current):	1,001	222
Available-for-sale securities (noncurrent):	26,355	21,867
Derivatives	11,950	752
Total assets	289,213	207,697
Liabilities:
Derivatives	913	7,210
Total liabilities	913	7,210
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	0	0
Derivatives	0	0
Total assets	23,574	19,741
Fair Value, Inputs, Level 1 [Member] | Government Bonds [Member]
Assets:
Available-for-sale securities (current):	1	222
Available-for-sale securities (noncurrent):	161	204
Fair Value, Inputs, Level 1 [Member] | Corporate Bonds [Member]
Assets:
Available-for-sale securities (current):	0
Available-for-sale securities (noncurrent):	0	0
Fair Value, Inputs, Level 1 [Member] | Fund Trusts [Member]
Assets:
Available-for-sale securities (noncurrent):	10	1,589
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets:
Available-for-sale securities (noncurrent):	23,402	17,726
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivatives	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents	249,907	184,856
Derivatives	11,950	752
Total assets	263,689	186,616
Fair Value, Inputs, Level 2 [Member] | Government Bonds [Member]
Assets:
Available-for-sale securities (current):	0	0
Available-for-sale securities (noncurrent):	0	0
Fair Value, Inputs, Level 2 [Member] | Corporate Bonds [Member]
Assets:
Available-for-sale securities (current):	0
Available-for-sale securities (noncurrent):	44	29
Fair Value, Inputs, Level 2 [Member] | Fund Trusts [Member]
Assets:
Available-for-sale securities (noncurrent):	1,788	979
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets:
Available-for-sale securities (noncurrent):	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivatives	913	7,210
Total liabilities	913	7,210
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents	0	0
Derivatives	0	0
Total assets	1,950	1,340
Fair Value, Inputs, Level 3 [Member] | Government Bonds [Member]
Assets:
Available-for-sale securities (current):	0	0
Available-for-sale securities (noncurrent):	0	0
Fair Value, Inputs, Level 3 [Member] | Corporate Bonds [Member]
Assets:
Available-for-sale securities (current):	1,000
Available-for-sale securities (noncurrent):	950	1,340
Fair Value, Inputs, Level 3 [Member] | Fund Trusts [Member]
Assets:
Available-for-sale securities (noncurrent):	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets:
Available-for-sale securities (noncurrent):	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivatives	0	0
Total liabilities	0	0
Government Bonds [Member]
Assets:
Available-for-sale securities (current):	1	222
Available-for-sale securities (noncurrent):	161	204
Corporate Bonds [Member]
Assets:
Available-for-sale securities (current):	1,000
Available-for-sale securities (noncurrent):	994	1,369
Fund Trusts [Member]
Assets:
Available-for-sale securities (noncurrent):	1,798	2,568
Equity Securities [Member]
Assets:
Available-for-sale securities (noncurrent):	¥ 23,402	¥ 17,726

Fair Value Measurements (Details 1) (Corporate Bonds [Member], JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Changes in Level 3 assets measured on recurring basis
Balance at beginning of year	¥ 1,340	¥ 1,516
Total gains or losses (realized or unrealized)
Included in earnings	(79)	(221)
Included in other comprehensive income (loss)	(7)	(1)
Purchases, issuances, and settlements	696	46
Balance at end of year	¥ 1,950	¥ 1,340

Fair Value Measurements (Details Textuals) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements (Textuals) [Abstract]
Carrying value of non-marketable equity securities	¥ 5,000	¥ 1,468
Fair value of non-marketable securities	2,422	480
Carrying value of equity securities	33,984
Fair value of equity securities	15,164
Other-than-temporary impairment charges on non-marketable equity securities	21,398	988
Carrying value of long-lived assets held for use		15,390
Fair value of long-lived assets held for use		0
Impairment charges related to long-lived assets held for use		¥ 15,390

Supplemental Cash Flow Information (Details Textual) (JPY ¥) In Millions, except Share data	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information (Textuals) [Abstract]
New shares, issued	0
Shares of treasury stock issued	10,000,853
Decrease in noncontrolling interest in three subsidiaries	¥ (38,644)

Segment Information (Details) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales:
External customers	¥ 3,706,901	¥ 3,209,201	¥ 4,094,161
Total net sales	3,706,901	3,209,201	4,094,161
Operating cost and expenses	3,319,349	2,992,146	3,598,087
Operating profit (loss)	387,552	217,055	496,074
Total assets	3,983,820	3,847,557	3,969,934
Depreciation and amortization	276,193	315,393	341,337
Capital expenditures	193,547	258,252	403,400
Office [Member]
Net sales:
External customers	1,978,945	1,635,056	2,223,253
Intersegment	8,324	10,020	23,356
Total net sales	1,987,269	1,645,076	2,246,609
Operating cost and expenses	1,693,947	1,415,680	1,789,263
Operating profit (loss)	293,322	229,396	457,346
Total assets	855,893	745,646	822,660
Depreciation and amortization	103,548	90,878	99,962
Capital expenditures	53,115	96,718	139,046
Consumer [Member]
Net sales:
External customers	1,389,622	1,299,194	1,453,647
Intersegment	1,705	1,966	2,428
Total net sales	1,391,327	1,301,160	1,456,075
Operating cost and expenses	1,153,262	1,117,668	1,232,951
Operating profit (loss)	238,065	183,492	223,124
Total assets	414,022	437,160	502,927
Depreciation and amortization	41,665	48,701	58,082
Capital expenditures	36,266	27,503	52,641
Industry And Others [Member]
Net sales:
External customers	338,334	274,951	417,261
Intersegment	94,624	83,047	105,144
Total net sales	432,958	357,998	522,405
Operating cost and expenses	442,789	433,954	570,281
Operating profit (loss)	(9,831)	(75,956)	(47,876)
Total assets	307,029	359,635	453,581
Depreciation and amortization	37,387	60,770	71,557
Capital expenditures	27,105	25,644	31,445
Corporate and eliminations [Member]
Net sales:
Intersegment	(104,653)	(95,033)	(130,928)
Total net sales	(104,653)	(95,033)	(130,928)
Operating cost and expenses	29,351	24,844	5,592
Operating profit (loss)	(134,004)	(119,877)	(136,520)
Total assets	2,406,876	2,305,116	2,190,766
Depreciation and amortization	93,593	115,044	111,736
Capital expenditures	¥ 77,061	¥ 108,387	¥ 180,268

Segment Information (Details 1) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales [Line Items]
Net sales	¥ 3,706,901	¥ 3,209,201	¥ 4,094,161
Long-lived assets [Line Items]
Long-Lived assets	1,354,989	1,387,181	1,476,326
Segment Information (Textual) [Abstract]
Minimum sales as a percentage of net consolidated sale to conduct business in any individual Country	10.00%
Japan [Member]
Net sales [Line Items]
Net sales	695,749	702,344	868,280
Long-lived assets [Line Items]
Long-Lived assets	1,104,949	1,205,887	1,314,092
Americas [Member]
Net sales [Line Items]
Net sales	1,023,299	894,154	1,154,571
Long-lived assets [Line Items]
Long-Lived assets	69,034	59,273	43,435
Europe [Member]
Net sales [Line Items]
Net sales	1,172,474	995,150	1,341,400
Long-lived assets [Line Items]
Long-Lived assets	108,160	44,875	47,392
Asia and Oceania [Member]
Net sales [Line Items]
Net sales	815,379	617,553	729,910
Long-lived assets [Line Items]
Long-Lived assets	72,846	77,146	71,407
United States [Member]
Net sales [Line Items]
Net sales	¥ 836,645	¥ 793,428	¥ 1,043,333

Segment Information (Details 2) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales:
External customers	¥ 3,706,901	¥ 3,209,201	¥ 4,094,161
Total net sales	3,706,901	3,209,201	4,094,161
Operating cost and expenses	3,319,349	2,992,146	3,598,087
Operating profit (loss)	387,552	217,055	496,074
Total assets	3,983,820	3,847,557	3,969,934
Japan [Member]
Net sales:
External customers	854,208	827,762	998,676
Intersegment	1,974,591	1,714,375	2,318,521
Total net sales	2,828,799	2,542,137	3,317,197
Operating cost and expenses	2,398,439	2,288,471	2,812,645
Operating profit (loss)	430,360	253,666	504,552
Total assets	1,321,572	1,386,511	1,607,653
Americas [Member]
Net sales:
External customers	1,008,200	871,633	1,141,560
Intersegment	7,975	1,263	3,758
Total net sales	1,016,175	872,896	1,145,318
Operating cost and expenses	993,310	860,863	1,136,288
Operating profit (loss)	22,865	12,033	9,030
Total assets	251,587	198,094	203,255
Europe [Member]
Net sales:
External customers	1,163,452	991,336	1,337,147
Intersegment	3,489	919	4,329
Total net sales	1,166,941	992,255	1,341,476
Operating cost and expenses	1,126,521	964,606	1,314,942
Operating profit (loss)	40,420	27,649	26,534
Total assets	472,785	378,477	417,562
Asia and Oceania [Member]
Net sales:
External customers	681,041	518,470	616,778
Intersegment	723,423	534,147	670,678
Total net sales	1,404,464	1,052,617	1,287,456
Operating cost and expenses	1,357,663	1,019,208	1,247,156
Operating profit (loss)	46,801	33,409	40,300
Total assets	421,250	384,795	344,638
Corporate and elimination [Member]
Net sales:
Intersegment	(2,709,478)	(2,250,704)	(2,997,286)
Total net sales	(2,709,478)	(2,250,704)	(2,997,286)
Operating cost and expenses	(2,556,584)	(2,141,002)	(2,912,944)
Operating profit (loss)	(152,894)	(109,702)	(84,342)
Total assets	¥ 1,516,626	¥ 1,499,680	¥ 1,396,826

Valuation and Qualifying Accounts (Details) (JPY ¥) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trade receivables [Member]
Allowance for doubtful receivables
Balance at beginning of period	¥ 11,343	¥ 9,318	¥ 14,547
Addition-charged to income	787	3,054	1,304
Deduction bad debts written off	(2,038)	(1,474)	(3,618)
Translation adjustments and other	4,828	445	(2,915)
Balance at end of period	14,920	11,343	9,318
Finance receivables [Member]
Allowance for doubtful receivables
Balance at beginning of period	9,023	8,268	8,590
Addition-charged to income	1,995	3,465	2,978
Deduction bad debts written off	(3,103)	(2,829)	(1,282)
Translation adjustments and other	68	119	(2,018)
Balance at end of period	¥ 7,983	¥ 9,023	¥ 8,268